UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMEN T COMPANY

                  Investment Company Act file number 811-22559
                                                    -----------

                      First Trust Exchange-Traded Fund IV
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2016
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                                      VALUE
------------------------------------------------------------------------
              COMMON STOCKS -- 73.3%
              ELECTRIC UTILITIES -- 18.2%
     422,776  American Electric Power Co., Inc.           $   25,776,653
     408,624  Emera, Inc. (CAD)                               13,029,648
     406,562  Eversource Energy                               21,873,036
     590,308  Exelon Corp.                                    17,455,408
     314,414  Fortis, Inc. (CAD)                               9,136,836
     134,147  Hydro One Ltd. (CAD) (a) (b)                     2,129,652
     121,866  IDACORP, Inc.                                    8,480,655
     105,578  ITC Holdings Corp.                               4,212,562
     313,778  NextEra Energy, Inc.                            35,052,140
     353,633  Southern (The) Co.                              17,299,726
     114,689  Xcel Energy, Inc.                                4,383,414
                                                          --------------
                                                             158,829,730
                                                          --------------
              GAS UTILITIES -- 6.9%
     166,051  Atmos Energy Corp.                              11,494,050
     152,127  Chesapeake Utilities Corp.                       9,579,437
     368,459  New Jersey Resources Corp.                      12,977,126
     168,707  ONE Gas, Inc.                                    9,542,068
     492,831  UGI Corp.                                       16,756,254
                                                          --------------
                                                              60,348,935
                                                          --------------
              MULTI-UTILITIES -- 19.1%
      67,296  Alliant Energy Corp.                             4,397,121
     330,226  ATCO Ltd., Class I (CAD)                         9,153,170
     364,534  Canadian Utilities Ltd., Class A (CAD)           9,401,537
     229,541  CMS Energy Corp.                                 8,924,554
     179,587  Dominion Resources, Inc.                        12,960,794
     239,716  National Grid PLC, ADR                          16,974,290
     629,863  NiSource, Inc.                                  13,233,422
     858,251  Public Service Enterprise Group, Inc.           35,445,766
     272,039  SCANA Corp.                                     17,124,855
     184,683  Sempra Energy                                   17,498,714
     399,827  WEC Energy Group, Inc.                          22,082,445
                                                          --------------
                                                             167,196,668
                                                          --------------
              OIL, GAS & CONSUMABLE FUELS -- 28.4%
   3,144,035  Enbridge Energy Management, LLC (c)             54,863,411
   1,284,806  Enbridge Income Fund Holdings, Inc. (CAD)       26,844,365
     400,281  Enbridge, Inc.                                  13,849,723
     849,818  Inter Pipeline Ltd. (CAD)                       13,770,340
     309,936  Keyera Corp. (CAD)                               8,495,640
   2,339,570  Kinder Morgan, Inc.                             38,485,926
     514,309  ONEOK, Inc.                                     12,811,437
     860,514  Spectra Energy Corp.                            23,621,109
   1,610,250  TransCanada Corp.                               55,650,240
                                                          --------------
                                                             248,392,191
                                                          --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
     107,237  CorEnergy Infrastructure Trust, Inc.             1,694,345

SHARES        DESCRIPTION                                      VALUE
------------------------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     243,470  InfraREIT, Inc.                             $    4,706,275
                                                          --------------
                                                               6,400,620
                                                          --------------
              TOTAL COMMON STOCKS -- 73.3%                   641,168,144
              (Cost $724,045,049)                         --------------

              MASTER LIMITED PARTNERSHIPS -- 25.7%
              CHEMICALS -- 0.1%
      41,010  Westlake Chemical Partners, L.P.                   783,291
                                                          --------------
              GAS UTILITIES -- 1.5%
     290,963  AmeriGas Partners, L.P.                         11,181,708
      87,515  Suburban Propane Partners, L.P.                  2,249,136
                                                          --------------
                                                              13,430,844
                                                          --------------
              INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                 PRODUCERS -- 2.3%
     739,205  NextEra Energy Partners, L.P.                   19,951,143
                                                          --------------
              OIL, GAS & CONSUMABLE FUELS -- 21.8%
     226,718  Alliance Holdings GP, L.P.                       4,019,710
     622,711  Alliance Resource Partners, L.P.                 8,817,588
      71,665  Buckeye Partners, L.P.                           4,173,769
     523,184  Columbia Pipeline Partners, L.P.                 8,004,715
     200,803  Enbridge Energy Partners, L.P.                   3,666,663
   1,434,133  Enterprise Products Partners, L.P.              34,290,120
     245,391  EQT Midstream Partners, L.P.                    16,703,765
     438,602  Holly Energy Partners, L.P.                     11,364,178
     128,370  Magellan Midstream Partners, L.P.                8,245,205
     327,816  NGL Energy Partners, L.P.                        3,950,183
     344,943  ONEOK Partners, L.P.                             9,430,742
   1,019,007  Plains All American Pipeline, L.P.              21,511,238
     306,898  Spectra Energy Partners, L.P.                   12,862,095
     283,973  Tallgrass Energy Partners, L.P.                  9,799,908
     934,400  Targa Resources Partners, L.P.                  12,838,656
     272,940  TC PipeLines, L.P.                              11,801,926
     284,943  TransMontaigne Partners, L.P.                    9,046,940
                                                          --------------
                                                             190,527,401
                                                          --------------
              TOTAL MASTER LIMITED PARTNERSHIPS -- 25.7%     224,692,679
              (Cost $286,910,135)                         --------------

              TOTAL INVESTMENTS -- 99.0%                     865,860,823
              (Cost $1,010,955,184) (d)
              NET OTHER ASSETS AND
                 LIABILITIES -- 1.0%                           9,109,446
                                                          --------------
              NET ASSETS -- 100.0%                        $  874,970,269
                                                          ==============


                     See Notes to Portfolio of Investments

FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)

JANUARY 31, 2016 (UNAUDITED)


(a)   Non-income producing security.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the fiscal year-to-date period (November 1, 2015 to January 31, 2016), the Fund received 61,171 PIK shares of Enbridge Energy Management, LLC.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $41,400,830 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $186,495,191.

ADR   American Depositary Receipt
CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*       $ 641,168,144    $      --     $      --
Master Limited
   Partnerships*       224,692,679           --            --
                     -----------------------------------------
Total Investments    $ 865,860,823    $      --     $      --
                     =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust North American Energy Infrastructure Fund (the "Fund"), which trades under the ticker "EMLP" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

          FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND (EMLP)
                          JANUARY 31, 2016 (UNAUDITED)


      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

FIRST TRUST SENIOR LOAN FUND (FTSL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 83.1%

                AEROSPACE & DEFENSE -- 0.1%
$      516,784  DynCorp International, Inc., Term Loan..................      6.25%       07/07/16    $      487,715
                                                                                                      --------------

                AGRICULTURAL PRODUCTS -- 0.4%
     1,721,640  Jimmy Sanders, Inc. (Pinnacle Operating Corp.), Term B
                   Loan Refinancing (First Lien) (c)....................      4.75%       11/15/18         1,583,909
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 1.1%
     1,137,000  Intelsat (Luxembourg) S.A., Tranche B-2 Term Loan.......      3.75%       06/30/19         1,087,973
     1,000,000  Level 3 Financing, Inc., Term Loan B-3..................      4.00%       08/01/19           997,750
     1,420,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan.......      4.00%       01/15/20         1,416,450
     1,000,000  Level 3 Financing, Inc., Tranche B-II 2022 Term Loan....      3.50%       05/31/22           984,500
                                                                                                      --------------
                                                                                                           4,486,673
                                                                                                      --------------

                APPAREL RETAIL -- 0.6%
     2,770,353  Neiman Marcus Group (The), Inc., Other Term Loan........      4.25%       10/25/20         2,399,320
                                                                                                      --------------

                APPLICATION SOFTWARE -- 1.2%
     2,089,500  Epicor Software Corp., Term B Loan......................      4.75%       06/01/22         1,991,565
     1,173,132  Infor (US), Inc., Tranche B-5 Term Loan.................      3.75%       06/03/20         1,103,037
     1,419,519  Informatica Corp. (Italic Merger Sub., Inc.), Dollar
                   Term Loan............................................      4.50%       08/05/22         1,352,802
       809,265  Mitchell International, Inc., Initial Term Loan.........      4.50%       10/13/20           713,505
       189,916  Triple Point Technologies, Inc., Term Loan B............      5.25%       07/10/20           136,977
                                                                                                      --------------
                                                                                                           5,297,886
                                                                                                      --------------

                ASSET MANAGEMENT & CUSTODY BANKS -- 0.4%
       552,287  Guggenheim Partners Investment Management Holdings LLC,
                   Initial Term Loan....................................      4.25%       07/22/20           546,765
       997,500  Hamilton Lane Advisors LLC, Initial Term Loan...........      4.25%       07/08/22           990,018
                                                                                                      --------------
                                                                                                           1,536,783
                                                                                                      --------------

                AUTO PARTS & EQUIPMENT -- 0.4%
     1,526,750  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                   Term Loan............................................      4.00%       04/04/21         1,459,955
       323,707  Tower Automotive Holdings USA LLC, Initial Term Loan
                   (2014)...............................................      4.00%       04/23/20           309,140
                                                                                                      --------------
                                                                                                           1,769,095
                                                                                                      --------------

                BROADCASTING -- 3.4%
     3,300,000  Clear Channel Communications, Inc., Tranche E Term
                   Loan.................................................      7.92%       07/30/19         2,176,812
       388,889  Gray Television, Inc., Term Loan C......................      4.25%       06/13/21           387,796
       724,750  Media General, Inc., Term Loan B........................      4.00%       07/31/20           721,489
       160,571  Tribune Co., Term B Loan................................      3.75%       12/27/20           157,627
     1,733,251  Univision Communications, Inc., 2013 Incremental Term
                   Loan.................................................      4.00%       03/01/20         1,691,012
     9,519,867  Univision Communications, Inc., Replacement First-Lien
                   Term Loan............................................      4.00%       03/01/20         9,276,730
                                                                                                      --------------
                                                                                                          14,411,466
                                                                                                      --------------

                BUILDING PRODUCTS -- 0.5%
       211,071  Hillman Group, Inc., (The), Initial Term Loan...........      4.50%       06/30/21           202,276
     1,263,047  Quikrete Holdings, Inc., Initial Loan (First Lien)......      4.00%       09/28/20         1,249,369
       500,000  Quikrete Holdings, Inc., Initial Loan (Second Lien).....      7.00%       03/26/21           496,875
                                                                                                      --------------
                                                                                                           1,948,520
                                                                                                      --------------

                CABLE & SATELLITE -- 1.1%
       500,000  Cequel Communications LLC (Altice US Finance I Corp.),
                   Initial Term Loan....................................      4.25%       12/14/22           490,210
       623,188  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured 1 Year (c) (d).............................      3.75%       05/21/16           619,293


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CABLE & SATELLITE (CONTINUED)
$    3,500,000  CSC Holdings, Inc. (Neptune Finco Corp.), Initial Term
                   Loan.................................................      5.00%       10/09/22    $    3,490,165
                                                                                                      --------------
                                                                                                           4,599,668
                                                                                                      --------------

                CASINOS & GAMING -- 6.1%
     8,986,566  Amaya Holdings B.V., Initial Term B Loan (First Lien)...      5.00%       08/01/21         8,262,070
     4,475,965  Caesars Growth Partners LLC, Term B Loan (First Lien)...      6.25%       05/08/21         3,700,146
     6,968,386  CityCenter Holdings LLC, Term B Loan....................      4.25%       10/16/20         6,917,865
       231,823  ROC Finance LLC, Funded Term B Loan.....................      5.00%       06/20/19           205,453
     7,191,037  Station Casinos, Inc., B Term Loan......................      4.25%       03/02/20         7,054,407
                                                                                                      --------------
                                                                                                          26,139,941
                                                                                                      --------------

                COAL & CONSUMABLE FUELS -- 0.0%
       487,403  Arch Coal, Inc., Term Loan (e) (f)......................      6.25%       05/16/18           143,647
                                                                                                      --------------

                COMPUTER HARDWARE -- 2.5%
    10,660,256  Dell, Inc., Term B-2 Loan...............................      4.00%       04/29/20        10,625,077
                                                                                                      --------------

                CONSTRUCTION MATERIALS -- 0.1%
       348,250  Summit Materials, Inc., Restatement Effective Date Term
                   Loans................................................      4.25%       07/15/22           342,591
                                                                                                      --------------

                CONSUMER FINANCE -- 0.2%
       142,681  Altisource Solutions S.A.R.L., Term B Loan..............      4.50%       12/09/20           117,950
     1,046,015  Walter Investment Management Corp., Tranche B Term
                   Loan.................................................      4.75%       12/18/20           810,013
                                                                                                      --------------
                                                                                                             927,963
                                                                                                      --------------

                DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
       617,878  Sungard Availability Services Capital, Inc., Term
                   Loan B...............................................      6.00%       03/29/19           510,781
                                                                                                      --------------

                DISTRIBUTORS -- 0.5%
     2,197,008  HD Supply, Inc., Term Loan..............................      3.75%       08/13/21         2,158,560
                                                                                                      --------------

                DIVERSIFIED CHEMICALS -- 0.3%
     1,190,995  Ineos US Finance LLC, 2022 Dollar Term Loan.............      4.25%       03/31/22         1,134,423
                                                                                                      --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.3%
     1,187,005  SMG Holdings, Inc., Term Loan B.........................      4.50%       02/27/20         1,170,684
                                                                                                      --------------

                EDUCATION SERVICES -- 0.0%
       123,750  Bright Horizons Family Solutions, Inc., Term B-1 Loan...  4.25% - 5.75%   01/30/20           123,131
                                                                                                      --------------

                ELECTRIC UTILITIES -- 0.0%
       300,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (e) (f)....................      4.91%       10/10/14            87,525
                                                                                                      --------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
       333,333  Linxens LLC (Lully Finance LLC) Initial Term B-1 Loan
                   (First Lien).........................................      5.00%       10/17/22           322,500
       693,750  Zebra Technologies Corp., Term Loan B...................      4.75%       10/27/21           693,500
                                                                                                      --------------
                                                                                                           1,016,000
                                                                                                      --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.4%
       148,500  PSSI (Packers Holdings LLC), Term B Loan................      5.00%       12/02/21           147,758
       939,117  ServiceMaster Co., Initial Term Loan....................      4.25%       07/01/21           929,491
       784,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                   Loan (First Lien)....................................      4.75%       01/15/21           764,400
                                                                                                      --------------
                                                                                                           1,841,649
                                                                                                      --------------

                FOOD RETAIL -- 2.5%
     9,263,978  Albertsons LLC, Term B-4 Loan...........................      5.50%       08/25/21         9,053,407


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                FOOD RETAIL (CONTINUED)
$    1,597,930  Albertsons LLC, Term Loan B-2...........................     5.38%        03/21/19    $    1,581,056
                                                                                                      --------------
                                                                                                          10,634,463
                                                                                                      --------------

                HEALTH CARE EQUIPMENT -- 2.6%
       784,609  Alere, Inc., Term B Loan................................     4.25%        06/15/22           775,194
     5,021,034  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan....................................     4.25%        06/08/20         4,828,578
       835,753  Hill-Rom Holdings, Term Loan B..........................     3.50%        09/08/22           833,313
     4,959,681  Kinetic Concepts, Inc., Dollar Term E-1 Loan............     4.50%        05/04/18         4,789,216
                                                                                                      --------------
                                                                                                          11,226,301
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 1.5%
     1,190,003  21st Century Oncology, Inc., Tranche B Term Loan........     6.50%        04/30/22         1,015,965
       273,103  Acadia Healthcare Co., Inc., Tranche B Term Loan........     4.25%        02/11/22           271,055
     2,308,509  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan..........................................     4.00%        01/27/21         2,219,054
     1,616,875  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B.....  4.00% - 5.50%   05/15/22         1,590,601
     1,327,452  Kindred Healthcare, Inc., New Term Loan.................     4.25%        04/09/21         1,277,672
                                                                                                      --------------
                                                                                                           6,374,347
                                                                                                      --------------

                HEALTH CARE SERVICES -- 4.7%
     1,492,500  Air Medical Group Holdings, Inc., Initial Term Loan.....     4.25%        04/28/22         1,414,144
     2,731,733  CareCore National LLC, Term Loan........................     5.50%        03/05/21         2,352,705
     2,282,089  CHG Healthcare Services, Inc., Term Loan (First Lien)...     4.25%        11/19/19         2,252,148
     2,481,250  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien)................................................     6.50%        02/07/22         2,453,336
     1,500,000  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Tranche B-2 Term Loan........................     4.50%        10/28/22         1,487,940
     3,297,235  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien).........................................     5.25%        07/01/21         2,758,697
       325,853  Heartland Dental Care LLC, Incremental Term Loan........     5.50%        12/21/18           302,636
     2,284,462  Surgery Centers Holdings, Inc., Initial Term Loan
                   (First Lien).........................................     5.25%        11/03/20         2,238,773
     1,819,583  Surgical Care Affiliates LLC, Initial Term Loan.........     4.25%        03/17/22         1,808,975
     1,206,897  Team Health, Inc., Term Loan B..........................     4.50%        11/23/22         1,199,353
     1,837,500  U.S. Renal Care, Inc., Term Loan B......................     5.25%        11/17/22         1,824,877
                                                                                                      --------------
                                                                                                          20,093,584
                                                                                                      --------------

                HEALTH CARE SUPPLIES -- 0.2%
       242,027  ConvaTec, Inc., Term Loan B.............................     4.25%        06/30/20           235,674
       795,195  Sage Products Holdings III LLC, Term Loan B.............     4.25%        12/13/19           788,237
                                                                                                      --------------
                                                                                                           1,023,911
                                                                                                      --------------

                HEALTH CARE TECHNOLOGY -- 1.8%
     2,871,387  Connolly Holdings, Inc. (Cotiviti Corp.) Term Loan B....     4.50%        05/14/21         2,806,780
       496,339  Healthport Technologies LLC (CT Technologies
                   Intermediate Holdings, Inc.), Initial Term Loan......     5.25%        12/01/21           480,620
     4,447,467  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                   Term Loan B..........................................     4.50%        05/31/19         4,275,128
                                                                                                      --------------
                                                                                                           7,562,528
                                                                                                      --------------

                HOMEFURNISHING RETAIL -- 0.7%
     2,990,151  Serta Simmons Holdings LLC, Term Loan B.................     4.25%        10/01/19         2,969,609
                                                                                                      --------------

                HOTELS, RESORTS & CRUISE LINES -- 3.3%
     2,046,875  Extended Stay America (ESH Hospitality, Inc.), Term
                   Loan.................................................     5.00%        06/24/19         2,051,993
    10,946,382  Hilton Worldwide Finance LLC, Initial Term Loan.........     3.50%        10/25/20        10,921,095


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HOTELS, RESORTS & CRUISE LINES (CONTINUED)
$      995,808  La Quinta Intermediate Holdings LLC, Initial Term
                   Loan.................................................     3.75%        04/14/21    $      954,731
                                                                                                      --------------
                                                                                                          13,927,819
                                                                                                      --------------

                HOUSEHOLD PRODUCTS -- 0.1%
       506,421  Spectrum Brands, Inc., USD Term Loan....................     3.50%        06/23/22           504,866
                                                                                                      --------------

                HYPERMARKETS & SUPER CENTERS -- 2.2%
       732,246  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien)...................................     8.50%        03/26/20           609,595
     9,176,426  BJ's Wholesale Club, Inc., New 2013 (November)
                   Replacement Loan (First Lien)........................     4.50%        09/26/19         8,694,664
                                                                                                      --------------
                                                                                                           9,304,259
                                                                                                      --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
       989,770  Calpine Corp., Term Loan................................     4.00%        10/09/19           962,413
                                                                                                      --------------

                INSURANCE BROKERS -- 1.6%
       435,326  Amwins Group LLC, Term Loan B...........................     5.25%        09/06/19           434,564
     1,765,357  Confie Seguros Holding II Co., Term B Loan (First
                   Lien)................................................     5.75%        11/09/18         1,730,050
     2,338,529  HUB International Ltd., Initial Term Loan (New).........     4.00%        10/02/20         2,237,480
       397,000  Hyperion Finance S.A.R.L., Initial Term Loan............     5.50%        04/29/22           371,691
     1,958,900  National Financial Partners Corp., 2014 Specified
                   Refinancing Term Loan................................     4.50%        07/01/20         1,866,342
       341,265  USI, Inc. (Compass Investors, Inc.), Initial Term Loan..     4.25%        12/27/19           333,802
                                                                                                      --------------
                                                                                                           6,973,929
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.0%
     4,300,591  Numericable U.S. LLC (Altice France S.A.), Dollar
                   Denominated Tranche B-1 Loan.........................     4.50%        05/21/20         4,131,793
     3,720,598  Numericable U.S. LLC (Altice France S.A.), Dollar
                   Denominated Tranche B-2 Loan.........................     4.50%        05/21/20         3,574,564
     1,000,000  Numericable U.S. LLC (Altice France S.A.), Term Loan
                   B-6..................................................     4.75%        02/10/23           958,570
                                                                                                      --------------
                                                                                                           8,664,927
                                                                                                      --------------

                LEISURE FACILITIES -- 0.9%
     2,075,755  ClubCorp Club Operations, Inc., Term Loan B.............     4.25%        12/08/22         2,054,998
       688,846  Life Time Fitness, Inc., Closing Date Term Loan.........     4.25%        06/10/22           673,347
     1,125,869  Planet Fitness Holdings LLC, Term Loan..................     4.75%        03/31/21         1,108,981
                                                                                                      --------------
                                                                                                           3,837,326
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 3.4%
     4,293,491  Immucor, Inc., Term B-2 Loan............................     5.00%        08/19/18         3,939,278
     2,850,317  inVentiv Health, Inc., Term B-4 Loan....................     7.75%        05/15/18         2,821,814
       405,660  Millennium Health, LLC (New Millennium Holdco), Closing
                   Date Term Loan (g)...................................     7.50%        12/21/20           365,094
     3,542,002  Ortho-Clinical Diagnostics, Inc., Initial Term Loan.....     4.75%        06/30/21         3,104,564
     3,562,100  Pharmaceutical Product Development, Inc., Initial Term
                   Loan.................................................     4.25%        08/18/22         3,490,110
       997,500  Sterigenics International (STHI Intermediate Holding
                   Corp.), Initial Term Loan............................     4.25%        05/16/22           967,575
                                                                                                      --------------
                                                                                                          14,688,435
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 0.9%
       280,645  Anchor Glass Container Corp., Term B Loan...............     4.50%        07/01/22           279,301
     1,228,125  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                   S.A.), New Term Loan.................................     4.00%        12/17/19         1,215,463


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                METAL & GLASS CONTAINERS (CONTINUED)
$    2,603,672  Berlin Packaging LLC, Initial Term Loan (First Lien)....     4.50%        10/01/21    $    2,561,362
                                                                                                      --------------
                                                                                                           4,056,126
                                                                                                      --------------

                MOVIES & ENTERTAINMENT -- 1.7%
       216,125  AMC Entertainment, Inc., Term Loan B....................     4.00%        12/10/22           216,064
       396,000  Creative Artists Agency LLC (CAA Holdings LLC),
                   Incremental Term Loan................................     5.50%        12/17/21           394,186
     6,742,484  Formula One (Delta 2 Lux S.A.R.L.), Facility B3.........     4.75%        07/30/21         6,335,846
       367,932  WME IMG Worldwide, Inc., Term Loan (First Lien).........     5.25%        05/06/21           358,965
                                                                                                      --------------
                                                                                                           7,305,061
                                                                                                      --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
       400,000  American Energy Marcellus Holdings LLC, Initial Loan
                   (First Lien).........................................     5.25%        08/04/20            79,200
       361,111  American Energy Marcellus Holdings LLC, Initial Loan
                   (Second Lien)........................................     8.50%        08/04/21             8,125
                                                                                                      --------------
                                                                                                              87,325
                                                                                                      --------------

                OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.6%
     4,591,821  First Data Corp., 2021 New Dollar Term Loan.............     4.43%        03/24/21         4,571,341
     2,500,000  First Data Corp., Term Loan B-1.........................     3.93%        03/23/18         2,465,100
                                                                                                      --------------
                                                                                                           7,036,441
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 3.1%
     1,950,000  B&G Foods, Inc., Tranche B Term Loan....................     3.75%        11/02/22         1,945,125
     1,128,703  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                   Initial Term Loan....................................     7.50%        06/18/18         1,121,649
       554,063  Hearthside Food Solutions LLC, Term Loan................     4.50%        06/02/21           531,900
     7,445,625  New HB Acquisition LLC, Term B Loan (First Lien)........     4.50%        08/03/22         7,386,655
     1,757,491  New HB Acquisition LLC, Term B Loan (Second Lien).......     8.50%        08/03/23         1,709,160
       650,000  Pinnacle Foods Finance LLC, Tranche I Term Loan.........     3.75%        01/13/23           650,104
                                                                                                      --------------
                                                                                                          13,344,593
                                                                                                      --------------

                PAPER PACKAGING -- 1.9%
     8,240,019  Reynolds Group Holdings, Inc., Incremental U.S. Term
                   Loan.................................................     4.50%        12/01/18         8,192,968
                                                                                                      --------------

                PHARMACEUTICALS -- 4.9%
     1,399,563  Akorn, Inc., Loan.......................................     6.00%        04/16/21         1,364,574
       534,896  AMAG Pharmaceuticals, Inc., Initial Term Loan...........     4.75%        08/17/21           510,157
     1,737,335  Amneal Pharmaceuticals LLC, Term Loan B.................  4.50% - 6.00%   11/01/19         1,709,468
       656,668  Catalent Pharma Solutions, Inc., Dollar Term Loan.......     4.25%        05/20/21           652,932
     3,250,000  Concordia Healthcare Corp., Initial Dollar Term Loan....     5.25%        10/21/21         3,103,750
     3,350,000  Endo Pharmaceuticals Holdings, Inc., 2015 Incremental
                   Term B Loan..........................................     3.75%        06/27/22         3,305,512
     3,043,740  Horizon Pharma, Inc., Term Loan B.......................     4.50%        04/30/21         2,891,553
       591,000  Patheon, Inc. (JLL/Delta Dutch Newco B.V.), Initial
                   Dollar Term Loan.....................................     4.25%        03/11/21           565,144
     6,946,467  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan..................................     4.00%        04/01/22         6,676,528
                                                                                                      --------------
                                                                                                          20,779,618
                                                                                                      --------------

                PROPERTY & CASUALTY INSURANCE -- 0.2%
       381,113  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                   Lien)................................................     5.00%        12/10/19           244,549
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien)........................................     6.75%        02/28/22           529,002
                                                                                                      --------------
                                                                                                             773,551
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PUBLISHING -- 0.1%
$      384,793  Cengage Learning Acquisitions, Inc., Term Loan..........     7.00%        03/15/20    $      374,454
                                                                                                      --------------

                REAL ESTATE SERVICES -- 1.4%
     5,950,872  DTZ Worldwide Ltd., 2015-1 Additional Term Loan.........     4.25%        11/04/21         5,767,407
                                                                                                      --------------

                RESEARCH & CONSULTING SERVICES -- 3.8%
     8,131,704  Acosta, Inc., Term Loan B...............................     4.25%        09/26/21         7,760,736
     7,503,521  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien).........................................     4.25%        07/23/21         7,150,255
       407,345  Information Resources, Inc., Term Loan..................     4.75%        09/30/20           406,326
       989,924  TransUnion LLC, 2015 Term B-2 Loan......................     3.50%        04/09/21           954,921
                                                                                                      --------------
                                                                                                          16,272,238
                                                                                                      --------------

                RESTAURANTS -- 2.8%
     1,655,962  Burger King Corp., Term B-2 Loan........................     3.75%        12/10/21         1,644,718
     1,913,334  Focus Brands, Inc., Refinancing Term Loan (First
                   Lien)................................................     4.25%        02/21/18         1,900,572
     8,233,931  Portillo's Holdings LLC, Term B Loan (First Lien).......     4.75%        08/02/21         7,925,159
       423,214  Red Lobster Management LLC, Initial Term Loan (First
                   Lien)................................................     6.25%        07/28/21           416,688
                                                                                                      --------------
                                                                                                          11,887,137
                                                                                                      --------------

                SECURITY & ALARM SERVICES -- 0.3%
       249,537  Garda World Security Corp., Term B Delayed Draw Loan....     4.00%        11/06/20           236,594
       975,463  Garda World Security Corp., Term Loan B.................  4.00% - 5.50%   10/18/20           924,865
                                                                                                      --------------
                                                                                                           1,161,459
                                                                                                      --------------

                SEMICONDUCTORS -- 4.8%
    12,133,333  Avago Technologies Cayman Ltd., 2022 Tranche B Term
                   Loan.................................................     4.25%        11/11/22        11,930,465
     8,666,667  NXP B.V., Tranche B Loan................................     3.75%        12/07/20         8,645,000
                                                                                                      --------------
                                                                                                          20,575,465
                                                                                                      --------------

                SPECIALIZED CONSUMER SERVICES -- 1.6%
     4,320,122  Asurion LLC, Incremental Tranche B-1 Term Loan..........     5.00%        05/24/19         4,058,236
     2,509,456  Asurion LLC, Incremental Tranche B-4 Term Loan..........     5.00%        08/04/22         2,288,624
       352,941  Asurion LLC, Term Loan (Second Lien)....................     8.50%        03/03/21           296,975
                                                                                                      --------------
                                                                                                           6,643,835
                                                                                                      --------------

                SPECIALIZED FINANCE -- 0.7%
     1,396,500  AlixPartners LLP, Initial Term Loan.....................     4.50%        07/15/22         1,385,160
     1,665,295  Duff & Phelps Corp., Initial Term Loan..................     4.75%        04/23/20         1,630,607
                                                                                                      --------------
                                                                                                           3,015,767
                                                                                                      --------------

                SPECIALTY CHEMICALS -- 0.4%
       387,727  Emerald Performance Materials LLC, Initial Term Loan
                   (First Lien).........................................     4.50%        07/30/21           380,136
     1,285,815  Platform Specialty Products Corp. (fka: Macdermid,
                   Inc.), Tranche B-2 Term Loan.........................     5.50%        06/07/20         1,193,969
       265,333  Trinseo Materials Operating S.C.A., Term Loan B.........     4.25%        10/13/21           256,959
                                                                                                      --------------
                                                                                                           1,831,064
                                                                                                      --------------

                SPECIALTY STORES -- 3.0%
       693,704  Dollar Tree, Inc., Term B-1 Loan........................     3.50%        05/26/22           690,957
       598,500  Party City Holdings, Inc., Term Loan....................     4.25%        08/06/22           579,797
    10,679,208  PetSmart, Inc., Tranche B-1 Loan........................     4.25%        03/11/22        10,332,134
       495,200  Toys "R" US-Delaware, Inc., Term B-2 Loan...............     5.25%        05/25/18           371,400
     1,004,825  Toys "R" US-Delaware, Inc., Term B-4 Loan...............     9.75%        04/25/20           773,434
                                                                                                      --------------
                                                                                                          12,747,722
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                                STATED
    VALUE                             DESCRIPTION                           RATE (a)    MATURITY (b)       VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SYSTEMS SOFTWARE -- 1.9%
$      215,019  Applied Systems, Inc., Initial Term Loan (First Lien)...     4.25%        01/25/21    $      210,528
       220,564  Applied Systems, Inc., Initial Term Loan (Second
                   Lien)................................................     7.50%        01/24/22           202,698
     1,197,000  Blue Coat Systems, Inc., Initial Term Loan..............     4.50%        05/20/22         1,153,908
     5,463,019  BMC Software Finance, Inc., Initial US Term Loan........     5.00%        09/10/20         4,357,741
       712,500  Compuware Corp., Term Loan B............................     6.25%        12/31/19           652,828
       536,557  SS&C Technologies Holdings, Inc., Term B-1 Loan.........  4.00% - 4.08%   07/08/22           533,874
        77,091  SS&C Technologies Holdings, Inc., Term B-2 Loan.........  4.00% - 4.08%   07/08/22            76,706
       957,454  Vertafore, Inc., Term Loan 2013.........................     4.25%        10/03/19           951,470
                                                                                                      --------------
                                                                                                           8,139,753
                                                                                                      --------------

                TRUCKING -- 0.4%
       153,191  Kenan Advantage Group, Inc., Delayed Draw Term 1
                   Loan (h).............................................     1.50% (i)    07/29/22           150,894
     1,094,184  Kenan Advantage Group, Inc., Term Loan B-1..............     4.00%        07/31/22         1,077,771
       349,007  Kenan Advantage Group, Inc., Term Loan B-2..............     4.00%        07/31/22           343,772
       333,333  Navistar, Inc., Term Loan B.............................     6.50%        08/06/20           292,293
                                                                                                      --------------
                                                                                                           1,864,730
                                                                                                      --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...........................................     355,348,438
                (Cost $370,198,865)                                                                   --------------

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY         VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS -- 8.0%

                AEROSPACE & DEFENSE -- 0.1%
       250,000  Aerojet Rocketdyne Holdings, Inc........................     7.13%        03/15/21           255,000
                                                                                                      --------------

                AGRICULTURAL PRODUCTS -- 0.5%
     2,000,000  Darling Ingredients, Inc................................     5.38%        01/15/22         1,967,500
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 0.3%
       813,000  Level 3 Communications, Inc.............................     5.75%        12/01/22           839,423
       500,000  Level 3 Financing, Inc..................................     5.13%        05/01/23           504,375
                                                                                                      --------------
                                                                                                           1,343,798
                                                                                                      --------------

                APPLICATION SOFTWARE -- 0.1%
        63,000  Audatex North America, Inc. (j).........................     6.00%        06/15/21            63,708
        62,000  Audatex North America, Inc. (j).........................     6.13%        11/01/23            62,698
       500,000  Infor US, Inc. (j)......................................     6.50%        05/15/22           437,500
                                                                                                      --------------
                                                                                                             563,906
                                                                                                      --------------

                AUTO PARTS & EQUIPMENT -- 0.0%
       125,000  MPG Holdco I, Inc.......................................     7.38%        10/15/22           121,016
                                                                                                      --------------

                BROADCASTING -- 0.3%
       125,000  LIN Television Corp.....................................     5.88%        11/15/22           126,250
       100,000  Nexstar Broadcasting, Inc. (j)..........................     6.13%        02/15/22            95,250
     1,000,000  Sinclair Television Group, Inc..........................     6.13%        10/01/22         1,032,500
                                                                                                      --------------
                                                                                                           1,254,000
                                                                                                      --------------

                CABLE & SATELLITE -- 1.3%
     5,350,000  CCO Holdings LLC / CCO Holdings Capital Corp............     5.75%        01/15/24         5,517,188
                                                                                                      --------------

                CASINOS & GAMING -- 0.1%
       600,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................     9.38%        05/01/22           474,000
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY         VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 0.1%
$      250,000  KB Home.................................................     7.00%        12/15/21    $      236,250
       250,000  Taylor Morrison Communities,0Inc. / Monarch Communities,
                   Inc. (j).............................................     5.88%        04/15/23           235,000
                                                                                                      --------------
                                                                                                             471,250
                                                                                                      --------------

                HEALTH CARE EQUIPMENT -- 0.4%
        83,000  Alere, Inc..............................................     6.50%        06/15/20            81,340
     1,000,000  Alere, Inc. (j).........................................     6.38%        07/01/23           947,500
       300,000  Kinetic Concepts, Inc. / KCI USA, Inc...................    10.50%        11/01/18           292,500
       576,000  Kinetic Concepts, Inc. / KCI USA, Inc...................    12.50%        11/01/19           516,960
                                                                                                      --------------
                                                                                                           1,838,300
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 3.0%
     3,165,000  CHS/Community Health Systems, Inc.......................     6.88%        02/01/22         2,880,150
     1,000,000  HCA, Inc................................................     5.38%        02/01/25         1,012,500
     1,750,000  Kindred Healthcare, Inc.................................     8.00%        01/15/20         1,605,625
       250,000  LifePoint Health, Inc...................................     5.50%        12/01/21           254,375
     1,500,000  Select Medical Corp.....................................     6.38%        06/01/21         1,295,625
       170,000  Tenet Healthcare Corp...................................     6.00%        10/01/20           180,625
     1,250,000  Tenet Healthcare Corp...................................     8.13%        04/01/22         1,259,375
     4,500,000  Tenet Healthcare Corp...................................     6.75%        06/15/23         4,184,999
                                                                                                      --------------
                                                                                                          12,673,274
                                                                                                      --------------

                HEALTH CARE SERVICES -- 0.2%
       761,000  Surgical Care Affiliates, Inc. (j)......................     6.00%        04/01/23           738,170
                                                                                                      --------------

                HOMEFURNISHING RETAIL -- 0.1%
       500,000  Serta Simmons Bedding LLC (j)...........................     8.13%        10/01/20           515,000
                                                                                                      --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
       350,000  NRG Energy, Inc.........................................     7.88%        05/15/21           306,250
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%
       110,000  Frontier Communications Corp............................     6.25%        09/15/21            93,225
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 0.5%
     2,375,000  Crimson Merger Sub, Inc. (j)............................     6.63%        05/15/22         1,597,188
       500,000  Immucor, Inc............................................    11.13%        08/15/19           411,250
                                                                                                      --------------
                                                                                                           2,008,438
                                                                                                      --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
       300,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp.........................................     6.13%        03/01/22           182,250
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 0.3%
     1,164,000  JBS USA LLC / JBS USA Finance, Inc. (j).................     5.88%        07/15/24           942,840
       125,000  Post Holdings, Inc. (j).................................     6.75%        12/01/21           131,075
       150,000  Post Holdings, Inc. (j).................................     7.75%        03/15/24           160,125
                                                                                                      --------------
                                                                                                           1,234,040
                                                                                                      --------------

                SEMICONDUCTORS -- 0.1%
       500,000  Micron Technology, Inc..................................     5.88%        02/15/22           446,875
                                                                                                      --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.1%
       600,000  BlueLine Rental Finance Corp. (j).......................     7.00%        02/01/19           474,000
                                                                                                      --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
       250,000  Sprint Corp.............................................     7.25%        09/15/21           181,250
       625,000  T-Mobile USA, Inc.......................................     6.73%        04/28/22           644,531


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY         VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
$      150,000  T-Mobile USA, Inc.......................................     6.00%        03/01/23    $      151,575
       500,000  T-Mobile USA, Inc.......................................     6.63%        04/01/23           513,750
                                                                                                      --------------
                                                                                                           1,491,106
                                                                                                      --------------

                TOTAL CORPORATE BONDS...............................................................      33,968,586
                (Cost $37,214,108)                                                                    --------------

FOREIGN CORPORATE BONDS -- 1.4%

                AEROSPACE & DEFENSE -- 0.1%
       250,000  Bombardier, Inc. (j)....................................     7.75%        03/15/20           198,750
       334,000  Bombardier, Inc. (j)....................................     6.00%        10/15/22           230,460
                                                                                                      --------------
                                                                                                             429,210
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 0.2%
     1,000,000  Intelsat Luxembourg SA..................................     6.75%        06/01/18           737,500
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 0.2%
     1,000,000  Numericable-SFR SAS (j).................................     6.00%        05/15/22           990,000
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 0.1%
        62,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (j).............................................     6.25%        01/31/19            60,295
       373,588  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (j).............................................     7.00%        11/15/20           355,843
                                                                                                      --------------
                                                                                                             416,138
                                                                                                      --------------

                PHARMACEUTICALS -- 0.7%
       700,000  Capsugel SA (j) (k).....................................     7.00%        05/15/19           685,563
       250,000  Mallinckrodt International Finance SA / Mallinckrodt CB
                   LLC (j)..............................................     5.63%        10/15/23           235,625
       350,000  Valeant Pharmaceuticals International, Inc. (j).........     5.38%        03/15/20           331,844
     1,850,000  Valeant Pharmaceuticals International, Inc. (j).........     5.88%        05/15/23         1,664,999
                                                                                                      --------------
                                                                                                           2,918,031
                                                                                                      --------------

                RESTAURANTS -- 0.0%
       100,000  Burger King Corp. (j)...................................     6.00%        04/01/22           104,625
                                                                                                      --------------

                SECURITY & ALARM SERVICES -- 0.1%
       500,000  Garda World Security Corp. (j)..........................     7.25%        11/15/21           392,500
                                                                                                      --------------

                TOTAL FOREIGN CORPORATE BONDS.......................................................       5,988,004
                (Cost $6,797,574)                                                                     --------------

    SHARES                                          DESCRIPTION                                           VALUE
--------------  ------------------------------------------------------------------------------------  --------------
COMMON STOCKS -- 0.0%

                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
        11,850  New Millennium Holdco, Inc. (g) (l).................................................         151,088
                                                                                                      --------------
                TOTAL COMMON STOCKS.................................................................         151,088
                (Cost $59,250)                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)

    SHARES                                          DESCRIPTION                                           VALUE
--------------  ------------------------------------------------------------------------------------  --------------
RIGHTS -- 0.0%
                LIFE SCIENCES TOOLS & SERVICES -- 0.0%
             1  New Millennium Holdco, Inc., Corporate Claim Trust (c) (d) (g) (l)..................  $            0
             1  New Millennium Holdco, Inc., Lender Claim Trust (c) (d) (g) (l).....................               0
                                                                                                      --------------
                TOTAL RIGHTS........................................................................               0
                (Cost $0)                                                                             --------------

MONEY MARKET FUNDS -- 12.2%

    52,300,866  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional
                   Class - 0.21% (m)................................................................      52,300,866
                (Cost $52,300,866)                                                                    --------------

                TOTAL INVESTMENTS -- 104.7%.........................................................     447,756,982
                (Cost $466,570,663) (n)
                NET OTHER ASSETS AND LIABILITIES -- (4.7)%..........................................     (20,238,077)
                                                                                                      --------------
                NET ASSETS -- 100.0%................................................................  $  427,518,905
                                                                                                      ==============


-----------------------------

(a) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(b) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(c) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the investment advisor, First Trust Advisors L.P. (the "Advisor").

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2016, securities noted as such amounted to $619,293 or 0.1% of net assets.

(e)   This issuer has filed for protection in federal bankruptcy court.

(f) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(g) On December 21, 2015, Millennium Health, LLC completed a Bankruptcy Plan of Reorganization. As part of the Bankruptcy Plan of Reorganization, the holders of Millennium Laboratories LLC, Tranche B Term Loan received a portion of a new term loan and a pro rata share of the newly issued common equity shares in New Millennium Holdco, Inc., the new company. Each lender was also issued a beneficial interest in the Corporate Claim Trust entitling it, as holder of such beneficial interest, to receive Corporate Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Corporate Causes of Action are available to make such a distribution. In addition, each lender was issued a beneficial interest in the Lender Claim Trust entitling it, as holder of such beneficial interest, to receive Lender Claim Trust Distributions when and if net cash proceeds from the pursuit of Retained Lender Causes of Action are available to make such a distribution.

(h) Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Portfolio of Investments).

(i)   Represents commitment fee rate on Unfunded Loan Commitment.

(j) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $11,650,558 or 2.7% of net assets.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)


(k) These notes are Payment-in-Kind ("PIK") Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK Interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK Interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2015 through January 31, 2016), this security paid all of its interest in cash.

(l)   Non-income producing security.

(m)   Interest rate shown reflects yield as of January 31, 2016.

(n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $413,891 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $19,227,572.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                    1/31/2016         PRICES          INPUTS           INPUTS
-------------------------------------------  --------------   ------------   --------------   --------------
Senior Floating-Rate Loan Interests:
   Agricultural Products ..................  $    1,583,909   $         --   $           --   $    1,583,909
   Cable & Satellite ......................       4,599,668             --        3,980,375          619,293
Other Industry Categories*.................     349,164,861             --      349,164,861               --
                                             --------------   ------------   --------------   --------------
Total Senior Floating-Rate Loan
   Interests ..............................     355,348,438             --      353,145,236        2,203,202
Corporate Bonds*...........................      33,968,586             --       33,968,586               --
Foreign Corporate Bonds*...................       5,988,004             --        5,988,004               --
Common Stocks*.............................         151,088             --          151,088               --
Rights*....................................              --**           --               --               --**
Money Market Funds.........................      52,300,866     52,300,866               --               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $  447,756,982   $ 52,300,866   $  393,252,914   $    2,203,202
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of January 31, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $1,583,909 from Level 2 to Level 3 and $244,549 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests and a lack of trading activity in certain Senior Floating-Rate Loan Interests. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests.

Level 3 Senior Floating-Rate Loan Interests that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. Level 3 Senior Floating-Rate Loan Interests are valued based on either third-party pricing service prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The values are based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of the Fund's investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST SENIOR LOAN FUND (FTSL)

JANUARY 31, 2016 (UNAUDITED)


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT OCTOBER 31, 2015
   Senior Floating-Rate Loan Interests                       $ 1,413,777
   Rights                                                             --

Net Realized Gain (Loss)
   Senior Floating-Rate Loan Interests                             1,896
   Rights                                                             --

Change in Unrealized Appreciation / (Depreciation)
   Senior Floating-Rate Loan Interests                           (43,582)
   Rights                                                             --

Purchases
   Senior Floating-Rate Loan Interests                                --
   Rights                                                             --

Sales
   Senior Floating-Rate Loan Interests                          (508,249)
   Rights                                                             --

Transfers In
   Senior Floating-Rate Loan Interests                         1,583,909
   Rights                                                             -- *

Transfers Out
   Senior Floating-Rate Loan Interests                          (244,549)
   Rights                                                             --
                                                             -----------
ENDING BALANCE AT JANUARY 31, 2016
   Senior Floating-Rate Loan Interests                         2,203,202
   Rights                                                             -- *
                                                             -----------
Total Level 3 holdings                                       $ 2,203,202
                                                             ===========


* Investment is valued at $0.


There was a net change of $0 in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Senior Loan Fund (the "Fund"), which trades under the ticker "FTSL" on The Nasdaq(R) Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and


      (1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2016 (UNAUDITED)

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2016 (UNAUDITED)

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery, or forward purchase commitments (other than unfunded commitments discussed below) as of January 31, 2016.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed drawn loan commitments of $150,894 as of January 31, 2016.

                      FIRST TRUST SENIOR LOAN FUND (FTSL)
                          JANUARY 31, 2016 (UNAUDITED)

                              3. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date of the Portfolio of Investments and has determined that there was the following subsequent event:

Effective March 9, 2016, the Trust entered into an amendment to its credit agreement on behalf of the Fund to extend the expiration date of the credit agreement, add The Northern Trust Company as an additional lender, increase the commitment amount from $80,000,000 to $140,000,000 and increase the commitment fee rate from 0.15% to 0.25%.

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS -- 63.0%

                AEROSPACE & DEFENSE -- 1.9%
$    2,068,000  Aerojet Rocketdyne Holdings, Inc. (a)...................     7.13%        03/15/21    $    2,109,360
     4,650,000  DigitalGlobe, Inc. (a) (b)..............................     5.25%        02/01/21         4,092,000
       100,000  Orbital ATK, Inc. ......................................     5.25%        10/01/21           101,500
     1,500,000  TransDigm, Inc. ........................................     7.50%        07/15/21         1,537,500
     2,000,000  TransDigm, Inc. ........................................     6.00%        07/15/22         1,970,000
       500,000  TransDigm, Inc. ........................................     6.50%        07/15/24           491,250
                                                                                                      --------------
                                                                                                          10,301,610
                                                                                                      --------------

                AGRICULTURAL PRODUCTS -- 1.2%
     5,000,000  Darling Ingredients, Inc. (a)...........................     5.38%        01/15/22         4,918,750
     1,655,000  Pinnacle Operating Corp. (a) (b) (c)....................     9.00%        11/15/20         1,551,563
                                                                                                      --------------
                                                                                                           6,470,313
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 2.0%
     7,437,000  Level 3 Communications, Inc. (a)........................     5.75%        12/01/22         7,678,703
       500,000  Level 3 Financing, Inc. ................................     5.38%        08/15/22           509,375
       500,000  Level 3 Financing, Inc. ................................     5.13%        05/01/23           504,375
     2,000,000  Level 3 Financing, Inc. (b).............................     5.38%        01/15/24         2,025,000
                                                                                                      --------------
                                                                                                          10,717,453
                                                                                                      --------------

                APPLICATION SOFTWARE -- 1.4%
       400,000  ACI Worldwide, Inc. (a) (b).............................     6.38%        08/15/20           411,500
     1,125,000  Audatex North America, Inc. (a) (b).....................     6.00%        06/15/21         1,137,657
       125,000  Audatex North America, Inc. (b).........................     6.13%        11/01/23           126,406
     1,250,000  Infor US, Inc. (b)......................................     5.75%        08/15/20         1,262,500
     5,400,000  Infor US, Inc. (a) (b)..................................     6.50%        05/15/22         4,725,000
                                                                                                      --------------
                                                                                                           7,663,063
                                                                                                      --------------

                AUTO PARTS & EQUIPMENT -- 0.7%
       425,000  American Axle & Manufacturing, Inc. (a).................     7.75%        11/15/19           453,688
     1,000,000  American Axle & Manufacturing, Inc. ....................     6.63%        10/15/22         1,002,500
       250,000  Dana Holding Corp. .....................................     5.38%        09/15/21           242,188
     2,085,000  MPG Holdco I, Inc. .....................................     7.38%        10/15/22         2,018,550
                                                                                                      --------------
                                                                                                           3,716,926
                                                                                                      --------------

                AUTOMOTIVE RETAIL -- 0.3%
     1,500,000  Asbury Automotive Group, Inc. ..........................     6.00%        12/15/24         1,473,750
                                                                                                      --------------

                BROADCASTING -- 6.8%
     8,065,000  Gray Television, Inc. (a)...............................     7.50%        10/01/20         8,347,275
     1,375,000  LIN Television Corp. ...................................     5.88%        11/15/22         1,388,750
     3,812,000  Nexstar Broadcasting, Inc. (a)..........................     6.88%        11/15/20         3,835,825
     1,800,000  Nexstar Broadcasting, Inc. (b)..........................     6.13%        02/15/22         1,714,500
       495,000  Sinclair Television Group, Inc. ........................     5.38%        04/01/21           498,713
     3,430,000  Sinclair Television Group, Inc. (a).....................     6.38%        11/01/21         3,550,050
     4,000,000  Sinclair Television Group, Inc. (a).....................     6.13%        10/01/22         4,130,000
     2,000,000  Sinclair Television Group, Inc. (b).....................     5.63%        08/01/24         1,952,500
     9,500,000  Univision Communications, Inc. (a) (b)..................     6.75%        09/15/22         9,820,624
     1,000,000  Univision Communications, Inc. (b)......................     5.13%        05/15/23           975,000
       250,000  Univision Communications, Inc. (b)......................     5.13%        02/15/25           237,500
                                                                                                      --------------
                                                                                                          36,450,737
                                                                                                      --------------

                BUILDING PRODUCTS -- 0.2%
       500,000  Allegion US Holding Co., Inc. (a).......................     5.75%        10/01/21           522,500
       125,000  American Builders & Contractors Supply Co., Inc. (b)....     5.63%        04/15/21           128,125


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                BUILDING PRODUCTS (CONTINUED)
$      500,000  Hillman Group (The), Inc. (b)...........................     6.38%        07/15/22    $      420,000
                                                                                                      --------------
                                                                                                           1,070,625
                                                                                                      --------------

                CABLE & SATELLITE -- 3.1%
    12,500,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a).......     5.75%        01/15/24        12,890,624
     2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (b)............................................     6.38%        09/15/20         1,940,000
     2,000,000  Cequel Communications Holdings I LLC / Cequel Capital
                   Corp. (a) (b)........................................     5.13%        12/15/21         1,807,500
       100,000  Mediacom Broadband LLC / Mediacom Broadband Corp. ......     5.50%        04/15/21            97,375
                                                                                                      --------------
                                                                                                          16,735,499
                                                                                                      --------------

                CASINOS & GAMING -- 2.7%
     1,900,000  Caesars Growth Properties Holdings LLC / Caesars Growth
                   Properties Finance, Inc. ............................     9.38%        05/01/22         1,501,000
       250,000  Isle of Capri Casinos, Inc. ............................     5.88%        03/15/21           256,875
     6,600,000  MGM Resorts International (a)...........................     7.75%        03/15/22         7,020,750
     2,200,000  MGM Resorts International (a)...........................     6.00%        03/15/23         2,198,625
     3,585,000  Station Casinos LLC (a).................................     7.50%        03/01/21         3,710,475
                                                                                                      --------------
                                                                                                          14,687,725
                                                                                                      --------------

                COMPUTER & ELECTRONICS RETAIL -- 0.1%
       850,000  Energizer Holdings, Inc. (b)............................     5.50%        06/15/25           792,625
                                                                                                      --------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS -- 0.1%
       550,000  Oshkosh Corp. ..........................................     5.38%        03/01/22           558,250
                                                                                                      --------------

                CONSTRUCTION MATERIALS -- 0.1%
       300,000  Summit Materials LLC / Summit Materials Finance Corp. ..     6.13%        07/15/23           291,000
                                                                                                      --------------

                DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.1%
     5,810,000  KB Home (a).............................................     7.00%        12/15/21         5,490,450
       500,000  KB Home ................................................     7.63%        05/15/23           472,500
     1,000,000  Meritage Homes Corp. ...................................     7.00%        04/01/22         1,030,000
     1,275,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (a) (b).........................................     5.25%        04/15/21         1,204,875
     3,000,000  Taylor Morrison Communities, Inc. / Monarch Communities,
                   Inc. (b).............................................     5.88%        04/15/23         2,820,000
     5,635,000  TRI Pointe Holdings, Inc./TRI Pointe Homes, Inc. (a)....     5.88%        06/15/24         5,494,125
                                                                                                      --------------
                                                                                                          16,511,950
                                                                                                      --------------

                DIVERSIFIED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.1
       250,000  iStar, Inc. ............................................     4.88%        07/01/18           239,688
       100,000  iStar, Inc. ............................................     5.00%        07/01/19            94,375
                                                                                                      --------------
                                                                                                             334,063
                                                                                                      --------------

                FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.0%
       100,000  Scotts Miracle-Gro (The) Co. (b)........................     6.00%        10/15/23           105,000
                                                                                                      --------------

                HEALTH CARE EQUIPMENT -- 3.8%
     1,500,000  Alere, Inc. ............................................     7.25%        07/01/18         1,556,250
     3,834,000  Alere, Inc. (a).........................................     6.50%        06/15/20         3,757,319
     1,750,000  Alere, Inc. (b).........................................     6.38%        07/01/23         1,658,125
     6,950,000  DJO Finco, Inc. / DJO Finance LLC / DJO Finance
                   Corp. (a) (b)........................................     8.13%        06/15/21         5,872,750
       700,000  Hill-Rom Holdings, Inc. (b).............................     5.75%        09/01/23           716,625
       750,000  Kinetic Concepts, Inc. / KCI USA, Inc. .................    10.50%        11/01/18           731,250


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                HEALTH CARE EQUIPMENT (CONTINUED)
$    6,800,000  Kinetic Concepts, Inc. / KCI USA, Inc. (a)..............    12.50%        11/01/19    $    6,103,000
                                                                                                      --------------
                                                                                                          20,395,319
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 11.2%
     1,050,000  Acadia Healthcare Co., Inc. ............................     5.63%        02/15/23           994,875
    10,000,000  CHS/Community Health Systems, Inc. (a)..................     6.88%        02/01/22         9,100,000
     1,000,000  HCA, Inc. ..............................................     7.50%        02/15/22         1,115,000
     3,000,000  HCA, Inc. ..............................................     5.88%        05/01/23         3,142,500
    10,780,000  HCA, Inc. (a)...........................................     5.38%        02/01/25        10,914,749
       188,000  HealthSouth Corp. (a)...................................     7.75%        09/15/22           195,990
       250,000  HealthSouth Corp. ......................................     5.13%        03/15/23           243,750
       700,000  HealthSouth Corp. (b)...................................     5.75%        11/01/24           694,463
     1,200,000  HealthSouth Corp. ......................................     5.75%        11/01/24         1,190,508
       250,000  HealthSouth Corp. (b)...................................     5.75%        09/15/25           243,700
     4,500,000  Kindred Healthcare, Inc. ...............................     8.00%        01/15/20         4,128,750
     2,000,000  Kindred Healthcare, Inc. (a)............................     6.38%        04/15/22         1,635,000
     4,350,000  LifePoint Health, Inc. .................................     5.50%        12/01/21         4,426,125
     7,500,000  Select Medical Corp. (a)................................     6.38%        06/01/21         6,478,125
     1,000,000  Tenet Healthcare Corp. .................................     5.50%        03/01/19           957,500
       500,000  Tenet Healthcare Corp. .................................     6.00%        10/01/20           531,250
     9,500,000  Tenet Healthcare Corp. (a)..............................     8.13%        04/01/22         9,571,249
     5,000,000  Tenet Healthcare Corp. .................................     6.75%        06/15/23         4,650,000
                                                                                                      --------------
                                                                                                          60,213,534
                                                                                                      --------------

                HEALTH CARE SERVICES -- 2.5%
     2,700,000  Amsurg Corp. (a)........................................     5.63%        07/15/22         2,720,250
     1,000,000  DaVita HealthCare Partners, Inc. .......................     5.00%        05/01/25           986,250
     3,000,000  Envision Healthcare Corp. (b)...........................     5.13%        07/01/22         2,962,500
     4,025,000  ExamWorks Group, Inc. ..................................     5.63%        04/15/23         4,059,716
     3,040,000  Surgical Care Affiliates, Inc. (b)......................     6.00%        04/01/23         2,948,800
                                                                                                      --------------
                                                                                                          13,677,516
                                                                                                      --------------

                HEALTH CARE TECHNOLOGY -- 0.1%
       305,000  MedAssets, Inc. ........................................     8.00%        11/15/18           313,052
                                                                                                      --------------

                HOMEFURNISHING RETAIL -- 1.5%
     7,730,000  Serta Simmons Bedding LLC (a) (b).......................     8.13%        10/01/20         7,961,900
       100,000  Tempur Sealy International, Inc. (b)....................     5.63%        10/15/23           102,500
                                                                                                      --------------
                                                                                                           8,064,400
                                                                                                      --------------

                HOTELS, RESORTS & CRUISE LINES -- 0.6%
     1,000,000  ESH Hospitality, Inc. (b)...............................     5.25%        05/01/25           968,120
     2,100,000  FelCor Lodging LP ......................................     6.00%        06/01/25         2,131,500
                                                                                                      --------------
                                                                                                           3,099,620
                                                                                                      --------------

                HOUSEHOLD PRODUCTS -- 0.4%
     2,000,000  Spectrum Brands, Inc. (b)...............................     6.13%        12/15/24         2,090,000
                                                                                                      --------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
       500,000  Calpine Corp. ..........................................     5.50%        02/01/24           440,000
     2,534,000  NRG Energy, Inc. (a)....................................     7.88%        05/15/21         2,217,250
     1,500,000  NRG Energy, Inc. .......................................     6.25%        07/15/22         1,245,000
                                                                                                      --------------
                                                                                                           3,902,250
                                                                                                      --------------

                INDUSTRIAL MACHINERY -- 0.3%
     1,650,000  Signode Industrial Group Lux SA/Signode Industrial
                   Group US, Inc. (a) (b)...............................     6.38%        05/01/22         1,377,750
                                                                                                      --------------



                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                INSURANCE BROKERS -- 0.2%
$    1,000,000  HUB International Ltd. (b)..............................     7.88%        10/01/21    $      880,000
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 1.2%
       825,000  Cincinnati Bell, Inc. (a)...............................     8.38%        10/15/20           843,563
     1,000,000  Frontier Communications Corp. ..........................     7.13%        03/15/19           997,403
       375,000  Frontier Communications Corp. (b).......................     8.88%        09/15/20           377,813
       280,000  Frontier Communications Corp. ..........................     6.25%        09/15/21           237,300
     3,075,000  Frontier Communications Corp. (a).......................     8.75%        04/15/22         2,782,874
     1,000,000  GCI, Inc. ..............................................     6.88%        04/15/25           985,000
       500,000  Windstream Services LLC ................................     7.75%        10/15/20           416,250
                                                                                                      --------------
                                                                                                           6,640,203
                                                                                                      --------------

                INTERNET RETAIL -- 0.0%
       250,000  Netflix, Inc. (b).......................................     5.88%        02/15/25           259,063
                                                                                                      --------------

                LEISURE FACILITIES -- 0.3%
     1,775,000  Six Flags Entertainment Corp. (b).......................     5.25%        01/15/21         1,816,358
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 2.1%
     4,750,000  Crimson Merger Sub, Inc. (a) (b)........................     6.63%        05/15/22         3,194,375
     3,450,000  Immucor, Inc. (a).......................................    11.13%        08/15/19         2,837,625
     2,000,000  inVentiv Health, Inc. (b)...............................     9.00%        01/15/18         2,033,750
     3,100,000  Jaguar Holding Co. II / Pharmaceutical Product
                   Development LLC (b)..................................     6.38%        08/01/23         3,061,250
                                                                                                      --------------
                                                                                                          11,127,000
                                                                                                      --------------

                MANAGED HEALTH CARE -- 0.1%
       400,000  Centene Escrow Corp. (b)................................     5.63%        02/15/21           408,000
       350,000  Centene Escrow Corp. (b)................................     6.13%        02/15/24           360,500
                                                                                                      --------------
                                                                                                             768,500
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 0.1%
       400,000  Owens-Brockway Glass Container, Inc. (b)................     5.88%        08/15/23           393,250
                                                                                                      --------------

                MOVIES & ENTERTAINMENT -- 0.7%
     1,625,000  Cinemark USA, Inc. (a)..................................     4.88%        06/01/23         1,602,656
       500,000  Live Nation Entertainment, Inc. (b).....................     7.00%        09/01/20           527,500
     1,100,000  Live Nation Entertainment, Inc. (a) (b).................     5.38%        06/15/22         1,089,000
       500,000  Regal Entertainment Group ..............................     5.75%        03/15/22           505,000
                                                                                                      --------------
                                                                                                           3,724,156
                                                                                                      --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.2%
     1,000,000  Rice Energy, Inc. ......................................     7.25%        05/01/23           772,500
       250,000  Sanchez Energy Corp. ...................................     7.75%        06/15/21           105,000
       125,000  Sanchez Energy Corp. ...................................     6.13%        01/15/23            50,625
                                                                                                      --------------
                                                                                                             928,125
                                                                                                      --------------

                OIL & GAS REFINING & MARKETING -- 0.1%
       250,000  CITGO Petroleum Corp. (b)...............................     6.25%        08/15/22           240,625
       187,500  Murphy Oil USA, Inc. ...................................     6.00%        08/15/23           196,313
                                                                                                      --------------
                                                                                                             436,938
                                                                                                      --------------

                OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
       875,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (a)....................................     6.13%        03/01/22           531,563
       100,000  Crestwood Midstream Partners LP / Crestwood Midstream
                   Finance Corp. (b)....................................     6.25%        04/01/23            61,250


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                OIL & GAS STORAGE & TRANSPORTATION (CONTINUED)
$    1,750,000  Holly Energy Partners LP / Holly Energy Finance
                   Corp. (a)............................................     6.50%        03/01/20    $    1,671,250
       312,000  Summit Midstream Holdings LLC / Summit Midstream
                   Finance Corp. .......................................     5.50%        08/15/22           198,120
       196,000  Tesoro Logistics LP / Tesoro Logistics Finance Corp. ...     5.88%        10/01/20           183,260
                                                                                                      --------------
                                                                                                           2,645,443
                                                                                                      --------------

                PACKAGED FOODS & MEATS -- 3.6%
     6,795,000  JBS USA LLC / JBS USA Finance, Inc. (a) (b).............     5.88%        07/15/24         5,503,950
     1,500,000  JBS USA LLC / JBS USA Finance, Inc. (b).................     5.75%        06/15/25         1,162,500
     1,600,000  Pilgrim's Pride Corp. (b)...............................     5.75%        03/15/25         1,544,000
     3,125,000  Post Holdings, Inc. (b).................................     6.75%        12/01/21         3,276,875
     4,750,000  Post Holdings, Inc. ....................................     7.38%        02/15/22         5,023,124
       800,000  Post Holdings, Inc. (b).................................     6.00%        12/15/22           797,000
     1,250,000  Post Holdings, Inc. (b).................................     7.75%        03/15/24         1,334,375
       775,000  TreeHouse Foods, Inc. (b)...............................     6.00%        02/15/24           799,219
                                                                                                      --------------
                                                                                                          19,441,043
                                                                                                      --------------

                PAPER PACKAGING -- 0.4%
     2,250,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer
                   LLC / Reynolds Group Issuer Lu (a)...................     5.75%        10/15/20         2,258,438
                                                                                                      --------------

                PHARMACEUTICALS -- 1.7%
     2,200,000  Endo Finance LLC (b)....................................     5.75%        01/15/22         2,200,000
     1,000,000  Endo Finance LLC / Endo Finco, Inc. (a) (b).............     7.75%        01/15/22         1,048,750
     6,075,000  Valeant Pharmaceuticals International (a) (b)...........     6.75%        08/15/21         5,923,125
                                                                                                      --------------
                                                                                                           9,171,875
                                                                                                      --------------

                RESEARCH & CONSULTING SERVICES -- 0.2%
     1,125,000  Nielsen Finance LLC / Nielsen Finance Co. (b)...........     5.00%        04/15/22         1,139,063
                                                                                                      --------------

                SEMICONDUCTORS -- 0.4%
       850,000  Freescale Semiconductor, Inc. (b).......................     6.00%        01/15/22           892,500
     1,500,000  Micron Technology, Inc. ................................     5.88%        02/15/22         1,340,625
                                                                                                      --------------
                                                                                                           2,233,125
                                                                                                      --------------

                SPECIALIZED FINANCE -- 0.2%
     1,146,000  MSCI, Inc. (b)..........................................     5.75%        08/15/25         1,214,760
                                                                                                      --------------

                SPECIALIZED REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.2%
       400,000  GEO Group (The), Inc. ..................................     5.88%        01/15/22           398,500
       750,000  GEO Group (The), Inc. ..................................     5.88%        10/15/24           725,625
                                                                                                      --------------
                                                                                                           1,124,125
                                                                                                      --------------

                SPECIALTY CHEMICALS -- 0.5%
       300,000  OMNOVA Solutions, Inc. .................................     7.88%        11/01/18           298,500
     3,250,000  Platform Specialty Products Corp. (a) (b)...............     6.50%        02/01/22         2,567,500
                                                                                                      --------------
                                                                                                           2,866,000
                                                                                                      --------------

                SPECIALTY STORES -- 1.3%
     5,575,000  Argos Merger Sub, Inc. (a) (b)..........................     7.13%        03/15/23         5,630,750
     1,325,000  Dollar Tree, Inc. (b)...................................     5.75%        03/01/23         1,402,844
                                                                                                      --------------
                                                                                                           7,033,594
                                                                                                      --------------

                SYSTEMS SOFTWARE -- 0.2%
       975,000  BMC Software Finance, Inc. (a) (b)......................     8.13%        07/15/21           600,844
       500,000  BMC Software, Inc. .....................................     7.25%        06/01/18           406,875
                                                                                                      --------------
                                                                                                           1,007,719
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
CORPORATE BONDS (CONTINUED)

                TRADING COMPANIES & DISTRIBUTORS -- 1.1%
$    1,500,000  Ashtead Capital, Inc. (a) (b)...........................     6.50%        07/15/22    $    1,537,500
     3,100,000  BlueLine Rental Finance Corp. (a) (b)...................     7.00%        02/01/19         2,449,000
       850,000  United Rentals North America, Inc. (a)..................     7.63%        04/15/22           878,688
     1,000,000  United Rentals North America, Inc. .....................     5.75%        11/15/24           927,499
       250,000  United Rentals North America, Inc. .....................     5.50%        07/15/25           224,063
                                                                                                      --------------
                                                                                                           6,016,750
                                                                                                      --------------

                TRUCKING -- 0.3%
       300,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (b).............................................     5.13%        06/01/22           284,445
       875,000  Avis Budget Car Rental LLC / Avis Budget Finance,
                   Inc. (a).............................................     5.50%        04/01/23           834,531
       250,000  Hertz (The) Corp. ......................................     7.38%        01/15/21           254,375
                                                                                                      --------------
                                                                                                           1,373,351
                                                                                                      --------------

                WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
     4,000,000  Sprint Capital Corp. ...................................     6.90%        05/01/19         3,220,000
     2,250,000  Sprint Communications, Inc. (a).........................     7.00%        08/15/20         1,665,000
     2,750,000  Sprint Corp. (a)........................................     7.25%        09/15/21         1,993,750
     1,560,000  T-Mobile USA, Inc. .....................................     6.73%        04/28/22         1,608,750
       150,000  T-Mobile USA, Inc. .....................................     6.00%        03/01/23           151,575
     2,500,000  T-Mobile USA, Inc. .....................................     6.63%        04/01/23         2,568,750
     2,000,000  T-Mobile USA, Inc. .....................................     6.84%        04/28/23         2,070,000
                                                                                                      --------------
                                                                                                          13,277,825
                                                                                                      --------------

                TOTAL CORPORATE BONDS...............................................................     338,790,734
                (Cost $358,755,056)                                                                   --------------


FOREIGN CORPORATE BONDS -- 14.4%

                AEROSPACE & DEFENSE -- 0.7%
       750,000  Bombardier, Inc. (b)....................................     5.50%        09/15/18           669,375
     2,000,000  Bombardier, Inc. (b)....................................     7.75%        03/15/20         1,590,000
     1,833,000  Bombardier, Inc. (a) (b)................................     6.00%        10/15/22         1,264,770
                                                                                                      --------------
                                                                                                           3,524,145
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 0.7%
     1,000,000  Intelsat Jackson Holdings SA ...........................     7.25%        04/01/19           912,500
     2,000,000  Intelsat Luxembourg SA .................................     6.75%        06/01/18         1,475,000
     2,650,000  Intelsat Luxembourg SA (a)..............................     7.75%        06/01/21         1,166,000
                                                                                                      --------------
                                                                                                           3,553,500
                                                                                                      --------------

                AUTOMOBILE MANUFACTURERS -- 0.5%
     3,000,000  Fiat Chrysler Automobiles NV ...........................     5.25%        04/15/23         2,812,500
                                                                                                      --------------

                BUILDING PRODUCTS -- 0.9%
       250,000  Allegion PLC ...........................................     5.88%        09/15/23           258,750
     3,880,000  Cemex SAB de CV (b).....................................     7.25%        01/15/21         3,699,580
     1,100,000  Masonite International Corp. (b)........................     5.63%        03/15/23         1,133,000
                                                                                                      --------------
                                                                                                           5,091,330
                                                                                                      --------------

                CABLE & SATELLITE -- 0.5%
     2,480,000  Virgin Media Finance PLC (b)............................     6.00%        10/15/24         2,507,900
       200,000  Virgin Media Finance PLC (b)............................     5.75%        01/15/25           198,500
                                                                                                      --------------
                                                                                                           2,706,400
                                                                                                      --------------

                CASINOS & GAMING -- 0.9%
       250,000  International Game Technology PLC (b)...................     5.63%        02/15/20           248,750


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                CASINOS & GAMING (CONTINUED)
$    2,000,000  MCE Finance Ltd. (b)....................................     5.00%        02/15/21    $    1,788,620
     3,240,000  Wynn Macau Ltd. (b).....................................     5.25%        10/15/21         2,835,000
                                                                                                      --------------
                                                                                                           4,872,370
                                                                                                      --------------

                DIVERSIFIED CHEMICALS -- 0.3%
     1,600,000  INEOS Group Holdings SA (a) (b).........................     6.13%        08/15/18         1,604,000
       250,000  INEOS Group Holdings SA (b).............................     5.88%        02/15/19           244,063
                                                                                                      --------------
                                                                                                           1,848,063
                                                                                                      --------------

                HEALTH CARE SUPPLIES -- 0.1%
       400,000  ConvaTec Healthcare E SA (a) (b)........................     10.50%       12/15/18           408,500
                                                                                                      --------------

                INTEGRATED TELECOMMUNICATION SERVICES -- 2.7%
    14,500,000  Numericable-SFR SAS (a) (b).............................     6.00%        05/15/22        14,355,000
                                                                                                      --------------

                METAL & GLASS CONTAINERS -- 0.8%
     1,135,815  Ardagh Finance Holdings SA (b) (d)......................     8.63%        06/15/19         1,050,629
     2,126,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (b).............................................     6.25%        01/31/19         2,067,535
     1,188,177  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (a) (b).........................................     7.00%        11/15/20         1,131,738
       250,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA,
                   Inc. (b).............................................     6.75%        01/31/21           238,125
                                                                                                      --------------
                                                                                                           4,488,027
                                                                                                      --------------

                PAPER PACKAGING -- 0.4%
     1,000,000  Cascades, Inc. (b)......................................     5.50%        07/15/22           962,500
     1,500,000  Coveris Holdings SA (a) (b).............................     7.88%        11/01/19         1,192,500
                                                                                                      --------------
                                                                                                           2,155,000
                                                                                                      --------------

                PHARMACEUTICALS -- 4.6%
     5,300,000  Capsugel SA (a) (b) (e).................................     7.00%        05/15/19         5,190,688
     2,580,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (b).....     6.00%        07/15/23         2,605,800
     3,585,000  Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (b).....     6.00%        02/01/25         3,558,543
       500,000  Grifols Worldwide Operations Ltd. ......................     5.25%        04/01/22           510,050
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................     5.75%        08/01/22           960,000
     1,000,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................     5.63%        10/15/23           942,500
     1,750,000  Mallinckrodt International Finance SA/Mallinckrodt CB
                   LLC (b)..............................................     5.50%        04/15/25         1,566,250
     2,000,000  Valeant Pharmaceuticals International, Inc. (b).........     6.75%        08/15/18         2,001,250
     2,040,000  Valeant Pharmaceuticals International, Inc. (b).........     5.38%        03/15/20         1,934,175
     1,000,000  Valeant Pharmaceuticals International, Inc. (b).........     7.50%        07/15/21           996,875
     3,250,000  Valeant Pharmaceuticals International, Inc. (b).........     5.88%        05/15/23         2,924,999
     2,000,000  Valeant Pharmaceuticals International, Inc. (b).........     6.13%        04/15/25         1,802,500
                                                                                                      --------------
                                                                                                          24,993,630
                                                                                                      --------------
                RESEARCH & CONSULTING SERVICES -- 0.2%
       825,000  Nielsen Co. Luxembourg S.A.R.L. (The) (b)...............     5.50%        10/01/21           850,781
                                                                                                      --------------

                RESTAURANTS -- 0.6%
     3,000,000  1011778 B.C. ULC / New Red Finance, Inc. (a) (b)........     6.00%        04/01/22         3,138,750
                                                                                                      --------------

                SECURITY & ALARM SERVICES -- 0.5%
     2,500,000  Garda World Security Corp. (a) (b)......................     7.25%        11/15/21         1,962,500


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                SECURITY & ALARM SERVICES (CONTINUED)
$    1,000,000  Garda World Security Corp. (b)..........................     7.25%        11/15/21    $      785,000
                                                                                                      --------------
                                                                                                           2,747,500
                                                                                                      --------------
                TOTAL FOREIGN CORPORATE BONDS.......................................................      77,545,496
                (Cost $83,836,112)                                                                    --------------

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 29.6%

                AEROSPACE & DEFENSE -- 0.0%
       316,507  DynCorp International, Inc., Term Loan .................     6.25%        07/07/16           298,703
                                                                                                      --------------

                ALTERNATIVE CARRIERS -- 0.1%
       343,000  Intelsat (Luxembourg) S.A., Tranche B-2 Term Loan ......     3.75%        06/30/19           328,210
                                                                                                      --------------

                APPAREL RETAIL -- 0.2%
     1,394,393  Neiman Marcus Group (The), Inc., Other Term Loan .......     4.25%        10/25/20         1,207,642
                                                                                                      --------------

                APPLICATION SOFTWARE -- 0.1%
       409,231  Informatica Corp., Dollar Term Loan ....................     4.50%        08/05/22           389,997
       265,826  Triple Point Technologies, Inc., Term Loan B ...........     5.25%        07/10/20           191,727
                                                                                                      --------------
                                                                                                             581,724
                                                                                                      --------------

                BROADCASTING -- 0.1%
     1,000,000  Clear Channel Communications, Inc., Tranche E Term
                   Loan ................................................     7.93%        07/30/19           659,640
                                                                                                      --------------

                BUILDING PRODUCTS -- 1.1%
     5,800,000  Quikrete Holdings, Inc., Initial Loan (Second Lien) ....     7.00%        03/26/21         5,763,750
                                                                                                      --------------

                CABLE & SATELLITE -- 0.3%
       467,391  Charter Communications Operating LLC, Bridge Loan -
                   Unsecured 1 Year (c) (h).............................     3.75%        05/21/16           464,470
     1,000,000  CSC Holdings, Inc. (Neptune Finco Corp.), Initial Term
                   Loan ................................................     5.00%        10/09/22           997,190
                                                                                                      --------------
                                                                                                           1,461,660
                                                                                                      --------------

                CASINOS & GAMING -- 2.4%
     1,312,500  Amaya Holdings B.V., 2nd Lien Term Loan ................     8.00%        07/31/22         1,294,781
     9,524,685  Amaya Holdings B.V., Initial Term B Loan (First
                   Lien) ...............................................     5.00%        08/01/21         8,756,804
     3,246,068  Caesars Growth Partners, LLC, Term B Loan (First
                   Lien) ...............................................     6.25%        05/08/21         2,683,427
        91,584  ROC Finance LLC, Funded Term B Loan ....................     5.00%        06/20/19            81,167
                                                                                                      --------------
                                                                                                          12,816,179
                                                                                                      --------------

                CONSUMER FINANCE -- 0.1%
       490,224  Walter Investment Management Corp., Tranche B Term
                   Loan ................................................     4.75%        12/18/20           379,620
                                                                                                      --------------

                DATA PROCESSING & OUTSOURCED SERVICES -- 0.1%
       441,341  Sungard Availability Services Capital, Inc., Term
                   Loan B ..............................................     6.00%        03/29/19           364,844
                                                                                                      --------------

                DIVERSIFIED SUPPORT SERVICES -- 0.2%
     1,050,000  Brickman Group Holdings, Inc, Second Lien Term Loan ....     7.50%        12/31/21           949,599
                                                                                                      --------------

                ELECTRIC UTILITIES -- 0.0%
       100,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                   Term Loan (Non-Extending) (i) (j)....................     4.91%        10/10/14            29,175
                                                                                                      --------------

                ENVIRONMENTAL & FACILITIES SERVICES -- 0.0%
       148,500  PSSI (Packers Holdings LLC), Term B Loan ...............     5.00%        12/02/21           147,758
                                                                                                      --------------

                FOOD RETAIL -- 2.0%
     7,509,176  Albertsons LLC, Term B-4 Loan ..........................     5.50%        08/25/21         7,338,493


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                FOOD RETAIL (CONTINUED)
$    3,350,000  Albertsons LLC, Term Loan B3 ...........................     5.13%        08/25/19    $    3,274,625
                                                                                                      --------------
                                                                                                          10,613,118
                                                                                                      --------------

                HEALTH CARE FACILITIES -- 0.5%
       793,335  21st Century Oncology, Inc., Tranche B Term Loan .......     6.50%        04/30/22           677,310
       273,103  Acadia Healthcare Co., Inc., Tranche B Term Loan .......     4.25%        02/11/22           271,055
     1,974,937  Kindred Healthcare, Inc., New Term Loan ................     4.25%        04/09/21         1,900,877
                                                                                                      --------------
                                                                                                           2,849,242
                                                                                                      --------------

                HEALTH CARE SERVICES -- 2.5%
       746,250  Air Medical Group Holdings, Inc., Initial Term Loan ....     4.25%        04/28/22           707,072
     2,026,122  CareCore National LLC, Term Loan .......................     5.50%        03/05/21         1,744,997
     2,977,500  Curo Health Services Holdings, Inc., Term B Loan (First
                   Lien) ...............................................     6.50%        02/07/22         2,944,003
     1,000,000  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Tranche B-2 Term Loan .......................     4.50%        10/28/22           991,960
     3,523,321  Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan
                   (First Lien) ........................................     5.25%        07/01/21         2,947,857
     2,277,000  Surgery Centers Holdings, Inc., Initial Term Loan
                   (First Lien) ........................................     5.25%        11/03/20         2,231,460
     1,767,241  Team Health, Inc., Term Loan B .........................     4.50%        11/23/22         1,756,196
                                                                                                      --------------
                                                                                                          13,323,545
                                                                                                      --------------

                HEALTH CARE TECHNOLOGY -- 0.3%
       372,254  Healthport Technologies LLC (CT Technologies
                   Intermediate Holdings, Inc.), Initial Term Loan......     5.25%        12/01/21           360,465
     1,478,465  Truven Health Analytics, Inc. (VCPH Holding Corp.),
                   Term Loan B .........................................     4.50%        05/31/19         1,421,174
                                                                                                      --------------
                                                                                                           1,781,639
                                                                                                      --------------

                HYPERMARKETS & SUPER CENTERS -- 1.6%
    10,561,594  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                   Loan (Second Lien) ..................................     8.50%        03/26/20         8,792,527
                                                                                                      --------------

                INSURANCE BROKERS -- 0.6%
     1,500,000  Amwins Group LLC, 2nd Lien .............................     9.50%        09/06/20         1,485,000
     1,883,954  Confie Seguros Holding II Co., Term B Loan (First
                   Lien) ...............................................     5.75%        11/09/18         1,846,275
                                                                                                      --------------
                                                                                                           3,331,275
                                                                                                      --------------

                LEISURE FACILITIES -- 0.2%
       306,154  Life Time Fitness, Inc., Closing Date Term Loan ........     4.25%        06/10/22           299,265
       967,795  Planet Fitness Holdings LLC, Term Loan .................     4.75%        03/31/21           953,279
                                                                                                      --------------
                                                                                                           1,252,544
                                                                                                      --------------

                LIFE SCIENCES TOOLS & SERVICES -- 1.3%
       997,429  Immucor, Inc., Term B-2 Loan ...........................     5.00%        08/19/18           915,141
     4,188,472  inVentiv Health, Inc., Term B-4 Loan ...................     7.75%        05/15/18         4,146,588
     1,979,900  Ortho-Clinical Diagnostics, Inc., Initial Term Loan ....     4.75%        06/30/21         1,735,382
                                                                                                      --------------
                                                                                                           6,797,111
                                                                                                      --------------

                MOVIES & ENTERTAINMENT -- 1.6%
       792,000  Creative Artists Agency LLC (CAA Holdings LLC),
                   Incremental Term Loan ...............................     5.50%        12/17/21           788,373
     7,000,000  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 ........     4.75%        07/30/21         6,577,830
     1,475,416  WME IMG Worldwide, Inc., Term Loan (First Lien) ........     5.25%        05/06/21         1,439,460
                                                                                                      --------------
                                                                                                           8,805,663
                                                                                                      --------------

                OIL & GAS EXPLORATION & PRODUCTION -- 0.0%
     1,027,778  American Energy Marcellus Holdings LLC, Initial Loan
                   (Second Lien) .......................................     8.50%        08/04/21            23,125
                                                                                                      --------------


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                OIL & GAS STORAGE & TRANSPORTATION -- 0.0%
$    1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien)...     8.38%        09/30/20    $      160,830

                PACKAGED FOODS & MEATS -- 3.1%
     2,969,373  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                   Initial Term Loan ...................................     7.50%        06/18/18         2,950,814
    13,990,655  New HB Acquisition LLC,,Term B Loan (Second Lien) ......     8.50%        08/03/23        13,605,911
                                                                                                      --------------
                                                                                                          16,556,725
                                                                                                      --------------

                PHARMACEUTICALS -- 1.0%
       102,865  AMAG Pharmaceuticals, Inc., Initial Term Loan ..........     4.75%        08/17/21            98,107
     4,666,667  Concordia Healthcare Corp., Initial Dollar Term Loan ...     5.25%        10/21/21         4,456,667
       788,928  Horizon Pharma, Inc., Term Loan B ......................     4.50%        04/30/21           749,482
                                                                                                      --------------
                                                                                                           5,304,256
                                                                                                      --------------

                PROPERTY & CASUALTY INSURANCE -- 0.1%
       600,000  Sedgwick Claims Management Services, Inc., Initial Loan
                   (Second Lien) .......................................     6.75%        02/28/22           529,002
                                                                                                      --------------

                PUBLISHING -- 0.2%
       865,785  Cengage Learning Acquisitions, Inc., Term Loan .........     7.00%        03/15/20           842,521
                                                                                                      --------------

                REAL ESTATE SERVICES -- 0.3%
     1,949,238  DTZ Worldwide Ltd., 2015-1 Additional Term Loan ........     4.25%        11/04/21         1,889,143
                                                                                                      --------------

                RESEARCH & CONSULTING SERVICES -- 2.8%
     9,777,637  Acosta, Inc., Term Loan B ..............................     4.25%        09/26/21         9,331,580
     5,958,649  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien) ........................................     4.25%        07/23/21         5,678,116
                                                                                                      --------------
                                                                                                          15,009,696
                                                                                                      --------------

                RESTAURANTS -- 1.2%
     6,109,533  Portillo's Holdings LLC, Term B Loan (First Lien) ......     4.75%        08/02/21         5,880,426
       423,214  Red Lobster Management LLC, Initial Term Loan (First
                   Lien) ...............................................     6.25%        07/28/21           416,688
                                                                                                      --------------
                                                                                                           6,297,114
                                                                                                      --------------

                RETAIL REITS (REAL ESTATE INVESTMENT TRUSTS) -- 0.4%
     2,250,000  Capital Automotive LLC, Term Loan (Second Lien) ........     6.00%        04/30/20         2,202,188
                                                                                                      --------------

                SEMICONDUCTORS -- 1.9%
    10,333,333  Avago Technologies Cayman Ltd., 2022 Tranche B Term
                   Loan ................................................     4.25%        11/11/22        10,160,560
                                                                                                      --------------

                SPECIALIZED CONSUMER SERVICES -- 1.3%
     2,432,412  Asurion LLC, Incremental Tranche B-1 Term Loan .........     5.00%        05/24/19         2,284,959
     1,527,468  Asurion LLC, Incremental Tranche B-4 Term Loan .........     5.00%        08/04/22         1,393,051
     4,205,882  Asurion LLC, Term Loan (Second Lien) ...................     8.50%        03/03/21         3,538,956
                                                                                                      --------------
                                                                                                           7,216,966
                                                                                                      --------------

                SPECIALTY STORES -- 0.8%
     1,443,349  PetSmart, Inc., Tranche B-1 Loan .......................     4.25%        03/11/22         1,396,440
     1,594,240  Toys "R" US-Delaware, Inc., Term B-2 Loan ..............     5.25%        05/25/18         1,195,680
     2,009,651  Toys "R" US-Delaware, Inc., Term B-4 Loan ..............     9.75%        04/25/20         1,546,869
                                                                                                      --------------
                                                                                                           4,138,989
                                                                                                      --------------

                SYSTEMS SOFTWARE -- 1.1%
       490,141  Applied Systems, Inc., Initial Term Loan (Second
                   Lien) ...............................................     7.50%        01/24/22           450,440
     5,657,905  BMC Software Finance, Inc., Initial US Term Loan .......     5.00%        09/10/20         4,513,197
       950,000  Compuware Corp., Term Loan B ...........................     6.25%        12/31/19           870,438
                                                                                                      --------------
                                                                                                           5,834,075
                                                                                                      --------------

                TRUCKING -- 0.1%
       333,333  Navistar, Inc., Term Loan B ............................     6.50%        08/06/20           292,293


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                           RATE (f)    MATURITY (g)      VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                TRUCKING (CONTINUED)
$      142,369  SIRVA Worldwide, Inc., Loan (c) ........................     7.50%        03/27/19    $      136,674
                                                                                                      --------------
                                                                                                             428,967
                                                                                                      --------------

                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS...........................................     159,129,325
                                                                                                      --------------
                (Cost $170,410,050)

                TOTAL INVESTMENTS -- 107.0%.........................................................     575,465,555
                (Cost $613,001,218) (k)                                                               --------------

  PRINCIPAL                                                                  STATED        STATED
    VALUE                             DESCRIPTION                            COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------  ------------  ------------  --------------
U.S. GOVERNMENT NOTES SOLD SHORT -- (11.7%)

   (17,000,000) United States Treasury Note ............................      1.00%       03/15/18      (17,064,753)
    (3,650,000) United States Treasury Note ............................      1.25%       11/30/18       (3,680,083)
    (4,775,000) United States Treasury Note ............................      1.50%       10/31/19       (4,835,714)
    (2,000,000) United States Treasury Note ............................      1.63%       12/31/19       (2,033,360)
      (500,000) United States Treasury Note ............................      2.00%       11/30/20         (515,098)
      (700,000) United States Treasury Note ............................      2.25%       04/30/21         (729,559)
   (15,750,000) United States Treasury Note ............................      2.75%       11/15/23      (16,907,562)
    (5,000,000) United States Treasury Note ............................      2.13%       05/15/25       (5,090,920)
    (1,000,000) United States Treasury Note ............................      2.00%       08/15/25       (1,006,445)
   (11,000,000) United States Treasury Note.............................      2.25%       11/15/25      (11,314,534)
                                                                                                      --------------
                TOTAL U.S. GOVERNMENT NOTES SOLD SHORT..............................................     (63,178,028)
                (Proceeds $61,577,970)                                                                --------------

                NET OTHER ASSETS AND LIABILITIES -- 4.7%............................................      25,317,870
                                                                                                      --------------
                NET ASSETS -- 100.0%................................................................  $  537,605,397
                                                                                                      ==============


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

(a) This security or a portion of this security is segregated as collateral for investments sold short.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $193,269,538 or 36.0% of net assets.

(c) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(d) These notes are Payment-In-Kind ("PIK") Notes. PIK interest will accrue on the notes at the rate of 8.625% per annum. For the fiscal year-to-date period (November 1, 2015 through January 31, 2016), the Fund received $46,957 in PIK interest.

(e) These notes are PIK Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 7.000% per annum ("Cash Interest Rate") and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2015 through January 31, 2016), this security paid all of its interest in cash.

(f) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at January 31, 2016. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(g) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(h) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2016, securities noted as such are valued at $464,470 or 0.09% of net assets.

(i)   This issuer has filed for protection in federal bankruptcy court.

(j) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,267,887 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $40,803,550.


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                              ASSETS TABLE
                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                 1/31/2016         PRICES          INPUTS          INPUTS
----------------------------------------  --------------  --------------  --------------  --------------
Corporate Bonds:
   Agricultural Products................  $    6,470,313  $           --  $    4,918,750  $    1,551,563
   Other Industry Categories*...........     332,320,421              --     332,320,421              --
Foreign Corporate Bonds*................      77,545,496              --      77,545,496              --
Senior Floating-Rate Loan Interests:
   Cable & Satellite....................       1,461,660              --         997,190         464,470
   Trucking.............................         428,967              --         292,293         136,674
   Other Industry Categories*...........     157,238,698              --     157,238,698              --
                                          --------------  --------------  --------------  --------------
Total Investments.......................  $  575,465,555  $           --  $  573,312,848  $    2,152,707
                                          ==============  ==============  ==============  ==============

                                           LIABILITIES TABLE

                                                                             LEVEL 2         LEVEL 3
                                              TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                             VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                            1/31/2016         PRICES          INPUTS          INPUTS
                                          --------------  --------------  --------------  --------------
U.S. Government Notes Sold Short........  $  (63,178,028) $           --  $  (63,178,028) $           --
                                          ==============  ==============  ==============  ==============

* See Portfolio of Investments for industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

There were no transfers between Level 1 and Level 2.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of January 31, 2016, the Fund transferred Senior Floating-Rate Loan Interests valued at $136,674 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Senior Floating-Rate Loan Interests and a lack of trading activity in certain Senior Floating-Rate Loan Interests.

As of January 31, 2016, the Fund transferred Corporate Bonds valued at $1,551,563 from Level 2 to Level 3 of the fair value hierarchy. The Corporate Bonds that transferred from Level 2 to Level 3 did so primarily as a result of a change in information obtained from an independent third-party pricing service relating to the market activity of individual Corporate Bonds and a lack of trading activity in certain Corporate Bonds.

Level 3 Senior Floating-Rate Loan Interests that are fair valued by the Advisor's Pricing Committee are footnoted in the Portfolio of Investments. Level 3 Senior Floating-Rate Loan Interests are valued based on either third-party pricing services prices obtained from dealer runs and indicative sheets from brokers or are valued using broker quotes. The values are based on unobservable and nonquantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of the Fund's investments to prior day pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.


                     See Notes to Portfolio of Investments

FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)

JANUARY 31, 2016 (UNAUDITED)

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2015
   Senior Floating-Rate Loan Interests                  $   842,527
   Corporate Bonds                                               --
Net Realized Gain (Loss)
   Senior Floating-Rate Loan Interests                        1,427
Change in Unrealized Appreciation / Depreciation
   Senior Floating-Rate Loan Interests                          951
Purchases                                                        --
Sales
   Senior Floating-Rate Loan Interests                     (380,435)
Transfers In
   Senior Floating-Rate Loan Interests                      136,674
   Corporate Bonds                                        1,551,563
Transfers Out                                                    --
                                                        -----------
ENDING BALANCE AT JANUARY 31, 2016
   Senior Floating-Rate Loan Interests                      601,144
   Corporate Bonds                                        1,551,563
                                                        -----------
Total Level 3 holdings                                  $ 2,152,707
                                                        ===========

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Tactical High Yield ETF (the "Fund"), which trades under the ticker "HYLS" on The Nasdaq(R) Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisor L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      The senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in


      (1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments includes Senior Loans.

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2016 (UNAUDITED)

      valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;


      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   borrower's/issuer's competitive position within the industry;

      13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

                   FIRST TRUST TACTICAL HIGH YIELD ETF (HYLS)
                          JANUARY 31, 2016 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. The Fund did not have any when-issued, delayed-delivery, or forward purchase commitments as of January 31, 2016.

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund is charged a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.

D. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded loan commitments as of January 31, 2016.

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER -- 55.5%

                AUTO MANUFACTURERS -- 1.4%
$      500,000  Ford Motor Credit Co....................................      1.07%         02/08/16    $      499,898
     1,000,000  VW Credit, Inc..........................................      0.85%         02/18/16           999,608
     1,000,000  VW Credit, Inc..........................................      0.85%         02/22/16           999,516
                                                                                                        --------------
                                                                                                             2,499,022
                                                                                                        --------------

                CHEMICALS -- 2.2%
     2,500,000  Albemarle Corp..........................................  1.17% - 1.22%     02/02/16         2,499,919
       500,000  Albemarle Corp..........................................      1.17%         02/03/16           499,968
     1,000,000  Valspar (The) Corp......................................      0.73%         02/17/16           999,680
                                                                                                        --------------
                                                                                                             3,999,567
                                                                                                        --------------

                COMPUTERS -- 1.3%
     1,705,000  EMC Corp................................................      0.82%         02/01/16         1,705,000
       700,000  EMC Corp................................................      0.82%         02/05/16           699,937
                                                                                                        --------------
                                                                                                             2,404,937
                                                                                                        --------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.8%
     1,500,000  Hitachi Capital America Corp............................      1.25%         02/05/16         1,499,797
                                                                                                        --------------

                ELECTRIC -- 14.4%
     1,000,000  Ameren Corp.............................................      0.74%         02/19/16           999,635
     1,500,000  CenterPoint Energy, Inc.................................      0.77%         02/09/16         1,499,747
     1,000,000  Consolidated Edison, Inc................................      0.71%         02/17/16           999,689
     2,200,000  Consumers Energy Co.....................................      0.76%         02/01/16         2,200,000
     2,000,000  Duke Energy Corp........................................      0.75%         02/03/16         1,999,918
     1,000,000  Duke Energy Corp........................................      0.85%         02/17/16           999,631
     1,000,000  Edison International....................................      0.72%         03/01/16           999,428
     1,500,000  Entergy Corp............................................      0.96%         02/03/16         1,499,922
     1,500,000  Entergy Corp............................................      0.92%         02/04/16         1,499,887
       500,000  Exelon Generation Co. LLC...............................      0.87%         02/10/16           499,894
     1,443,000  Exelon Generation Co. LLC...............................      0.90%         02/12/16         1,442,611
       650,000  Exelon Generation Co. LLC...............................      0.95%         03/04/16           649,463
     2,000,000  Kansas City Power & Light Co............................      0.81%         02/11/16         1,999,556
     2,000,000  Louisville Gas & Electric Co............................      0.71%         02/11/16         1,999,611
     1,000,000  NorthWestern Corp.......................................      0.76%         02/19/16           999,625
     1,000,000  Pepco Holdings, Inc.....................................      0.87%         02/01/16         1,000,000
     2,000,000  Pepco Holdings, Inc.....................................      0.92%         02/08/16         1,999,650
     1,075,000  Southern (The) Co.......................................      0.78%         02/23/16         1,074,494
     2,000,000  Xcel Energy, Inc........................................      0.72%         02/03/16         1,999,921
                                                                                                        --------------
                                                                                                            26,362,682
                                                                                                        --------------

                ELECTRONICS -- 1.1%
     2,000,000  Amphenol Corp...........................................      0.71%         02/08/16         1,999,728
                                                                                                        --------------

                FOOD -- 1.1%
     2,000,000  ConAgra Foods, Inc......................................      0.81%         02/01/16         2,000,000
                                                                                                        --------------

                GAS -- 2.7%
     3,000,000  NiSource Finance Corp...................................      0.87%         02/01/16         3,000,000
     2,000,000  Public Service Co. of North Carolina, Inc...............      0.77%         02/23/16         1,999,071
                                                                                                        --------------
                                                                                                             4,999,071
                                                                                                        --------------

                HEALTH CARE PRODUCTS -- 1.6%
     2,000,000  Thermo Fisher Scientific, Inc...........................      0.90%         02/04/16         1,999,854
     1,000,000  Thermo Fisher Scientific, Inc...........................      0.98%         02/23/16           999,413
                                                                                                        --------------
                                                                                                             2,999,267
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER (CONTINUED)

                HEALTH CARE SERVICES -- 2.8%
$    2,000,000  Anthem, Inc.............................................      0.72%         02/16/16    $    1,999,408
     1,000,000  Cigna Corp..............................................      0.76%         02/12/16           999,771
     1,150,000  Humana, Inc.............................................      0.97%         02/03/16         1,149,939
     1,000,000  Humana, Inc.............................................      0.93%         02/16/16           999,621
                                                                                                        --------------
                                                                                                             5,148,739
                                                                                                        --------------


                LODGING -- 1.7%
     2,000,000  Wyndham Worldwide Corp..................................      0.92%         02/01/16         2,000,000
     1,000,000  Wyndham Worldwide Corp..................................      0.92%         02/05/16           999,900
                                                                                                        --------------
                                                                                                             2,999,900
                                                                                                        --------------

                MEDIA -- 3.0%
     2,000,000  Discovery Communications LLC............................  0.92% - 1.07%     02/01/16         2,000,000
     1,000,000  Discovery Communications LLC............................      1.22%         02/16/16           999,500
     1,000,000  Thomson Reuters Corp....................................      0.98%         04/04/16           998,320
       500,000  Viacom, Inc.............................................      1.02%         02/02/16           499,986
     1,000,000  Viacom, Inc.............................................      1.07%         02/03/16           999,942
                                                                                                        --------------
                                                                                                             5,497,748
                                                                                                        --------------

                MINING -- 1.4%
     2,500,000  Alcoa, Inc..............................................      0.92%         02/04/16         2,499,812
                                                                                                        --------------

                MISCELLANEOUS MANUFACTURING -- 2.2%
     1,500,000  ITT Corp................................................      0.93%         02/19/16         1,499,317
       500,000  Pentair Finance S.A.....................................      1.07%         02/01/16           500,000
     2,000,000  Pentair Finance S.A.....................................      1.12%         02/02/16         1,999,939
                                                                                                        --------------
                                                                                                             3,999,256
                                                                                                        --------------

                OFFICE/BUSINESS EQUIPMENT -- 2.1%
     1,500,000  Pitney Bowes, Inc.......................................      0.96%         02/01/16         1,500,000
       400,000  Pitney Bowes, Inc.......................................      0.97%         02/03/16           399,979
     2,000,000  Xerox Corp..............................................      0.81%         02/16/16         1,999,333
                                                                                                        --------------
                                                                                                             3,899,312
                                                                                                        --------------

                OIL & GAS -- 2.2%
     2,000,000  Devon Energy Corp.......................................      0.97%         02/19/16         1,999,050
     2,000,000  Motiva Enterprises LLC..................................      0.92%         02/02/16         1,999,950
                                                                                                        --------------
                                                                                                             3,999,000
                                                                                                        --------------

                PIPELINES -- 8.2%
     3,000,000  Enable Midstream Partners, L.P..........................      1.22%         02/01/16         3,000,000
     2,700,000  Enbridge Energy Partners, L.P...........................      1.12%         02/03/16         2,699,835
     1,800,000  Enterprise Products Operating LLC.......................      0.79%         02/10/16         1,799,649
     2,500,000  ONEOK Partners L.P......................................      1.07%         02/02/16         2,499,927
     2,000,000  Spectra Energy Partners L.P.............................      0.76%         02/02/16         1,999,958
     3,000,000  Sunoco Logistics Partners Operations L.P................      1.02%         02/01/16         3,000,000
                                                                                                        --------------
                                                                                                            14,999,369
                                                                                                        --------------

                RETAIL -- 1.7%
     2,000,000  AutoNation, Inc.........................................      1.02%         02/01/16         2,000,000
     1,000,000  AutoNation, Inc.........................................      1.02%         02/09/16           999,778
                                                                                                        --------------
                                                                                                             2,999,778
                                                                                                        --------------

                TELECOMMUNICATIONS -- 1.1%
     2,000,000  Bell Canada.............................................      0.72%         02/18/16         1,999,329
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

                                                                           ANNUALIZED
  PRINCIPAL                                                               YIELD ON DATE     STATED
    VALUE                             DESCRIPTION                          OF PURCHASE     MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
COMMERCIAL PAPER (CONTINUED)

                TRANSPORTATION -- 2.5%
$    3,000,000  Kansas City Southern....................................      0.87%         02/01/16    $    3,000,000
     1,500,000  Tyco International Finance S.A..........................      0.82%         02/22/16         1,499,291
                                                                                                        --------------
                                                                                                             4,499,291
                                                                                                        --------------

                TOTAL COMMERCIAL PAPER................................................................     101,305,605
                (Cost $101,305,605)                                                                     --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY          VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS -- 28.7%

                AGRICULTURE -- 0.2%
       350,000  Reynolds American, Inc..................................      3.50%         08/04/16           353,509
                                                                                                        --------------

                AUTO MANUFACTURERS -- 2.6%
     1,300,000  Daimler Finance North America LLC (a) (b)...............      1.01%         08/01/16         1,300,796
     1,020,000  Ford Motor Credit Co. LLC (b)...........................      1.59%         05/09/16         1,021,173
     1,050,000  Ford Motor Credit Co. LLC, Medium-Term Note (b).........      1.40%         01/17/17         1,044,128
       500,000  General Motors Financial Co, Inc. (b)...................      2.68%         01/15/19           500,637
       875,000  Nissan Motor Acceptance Corp. (a) (b)...................      1.30%         09/26/16           875,159
                                                                                                        --------------
                                                                                                             4,741,893
                                                                                                        --------------

                BANKS -- 9.4%
       300,000  Bank of America Corp., Medium-Term Note (b).............      1.66%         03/22/18           300,337
       800,000  Bank of America N.A. (b)................................      0.79%         06/15/16           799,006
     1,000,000  Bank of America N.A. (b)................................      1.09%         02/14/17           998,824
        75,000  BB&T Corp., Medium-Term Note (b)........................      1.37%         06/15/18            75,084
       500,000  Capital One Financial Corp..............................      3.15%         07/15/16           504,281
       825,000  Capital One N.A./Mclean VA (b)..........................      1.01%         02/05/18           821,985
     1,500,000  Citigroup, Inc. (b).....................................      0.75%         06/09/16         1,497,670
       300,000  Citigroup, Inc. (b).....................................      1.58%         07/25/16           300,577
       500,000  Citigroup, Inc. (b).....................................      1.93%         10/26/20           504,765
     1,300,000  Fifth Third Bank/Cincinnati OH (b)......................      0.87%         11/18/16         1,300,463
       500,000  Goldman Sachs Group, (The), Inc. (b)....................      1.04%         03/22/16           500,089
       500,000  Goldman Sachs Group, (The), Inc. (b)....................      1.71%         09/15/20           497,970
       800,000  Goldman Sachs Group, (The), Inc., Medium-Term Note (b)..      1.06%         06/04/17           798,088
       500,000  JPMorgan Chase & Co.....................................      3.45%         03/01/16           500,910
     1,050,000  JPMorgan Chase & Co. (b)................................      0.88%         02/15/17         1,050,115
       500,000  JPMorgan Chase & Co. (b)................................      1.82%         10/29/20           499,427
       300,000  JPMorgan Chase Bank N.A. (b)............................      0.83%         06/13/16           299,704
     1,280,000  Morgan Stanley, Medium-Term Note (b)....................      1.07%         10/18/16         1,276,563
       325,000  National City Bank/Cleveland OH (b).....................      0.82%         06/07/17           323,074
       800,000  PNC Bank N.A. (b).......................................      0.63%         08/01/17           797,106
       750,000  SunTrust Banks, Inc.....................................      3.60%         04/15/16           752,460
       700,000  US Bank N.A./Cincinnati OH (b)..........................      1.10%         10/28/19           693,645
       500,000  Wachovia Corp. (b)......................................      0.99%         10/15/16           498,706
       805,000  Wachovia Corp. (b)......................................      0.78%         06/15/17           800,942
       280,000  Wells Fargo Bank N.A....................................      5.75%         05/16/16           283,730
       500,000  Wells Fargo Bank N.A., Medium-Term Note (b).............      1.36%         01/22/18           500,831
                                                                                                        --------------
                                                                                                            17,176,352
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY          VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                BEVERAGES -- 0.8%
$    1,500,000  Anheuser-Busch InBev Finance, Inc. (b)..................      1.88%         02/01/21    $    1,511,387
                                                                                                        --------------

                BIOTECHNOLOGY -- 0.7%
     1,300,000  Amgen, Inc. (b).........................................      0.76%         05/22/17         1,295,815
                                                                                                        --------------

                COMPUTERS -- 0.7%
       500,000  Apple, Inc. (b).........................................      0.58%         05/03/18           498,945
       800,000  Hewlett Packard Enterprise Co. (a) (b)..................      2.35%         10/05/17           802,518
                                                                                                        --------------
                                                                                                             1,301,463
                                                                                                        --------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.1%
       800,000  American Express Co. (b)................................      0.97%         05/22/18           795,099
       500,000  American Express Credit Corp. (b).......................      1.13%         07/29/16           499,861
       800,000  HSBC Finance Corp. (b)..................................      0.84%         06/01/16           799,446
                                                                                                        --------------
                                                                                                             2,094,406
                                                                                                        --------------

                ELECTRIC -- 1.3%
        35,000  Commonwealth Edison Co., Series 104.....................      5.95%         08/15/16            35,944
     1,000,000  Dominion Resources, Inc.................................      1.95%         08/15/16         1,004,461
       300,000  Ohio Power Co...........................................      6.00%         06/01/16           304,730
     1,000,000  Southern (The) Co.......................................      1.95%         09/01/16         1,004,400
                                                                                                        --------------
                                                                                                             2,349,535
                                                                                                        --------------

                FOOD -- 2.4%
       700,000  ConAgra Foods, Inc. (b).................................      0.99%         07/21/16           699,257
     1,533,000  Kroger (The) Co. (b)....................................      1.15%         10/17/16         1,532,808
     2,200,000  Mondelez International, Inc.............................      4.13%         02/09/16         2,201,210
                                                                                                        --------------
                                                                                                             4,433,275
                                                                                                        --------------

                GAS -- 0.4%
       701,000  CenterPoint Energy Resources Corp.......................      6.15%         05/01/16           709,462
                                                                                                        --------------

                HEALTH CARE PRODUCTS -- 0.9%
     1,000,000  Becton Dickinson and Co. (b)............................      0.96%         06/15/16           999,943
       600,000  Medtronic, Inc. (b).....................................      1.31%         03/15/20           599,503
                                                                                                        --------------
                                                                                                             1,599,446
                                                                                                        --------------

                INSURANCE -- 1.5%
       298,000  Aon Corp................................................      3.13%         05/27/16           299,995
       500,000  Berkshire Hathaway Finance Corp. (b)....................      0.92%         01/12/18           499,497
       500,000  Metropolitan Life Global Funding I (a) (b)..............      0.72%         06/23/16           499,686
     1,351,000  Prudential Financial, Inc., Medium-Term Note (b)........      1.14%         08/15/18         1,348,005
                                                                                                        --------------
                                                                                                             2,647,183
                                                                                                        --------------

                MEDIA -- 1.0%
     1,325,000  NBCUniversal Enterprise, Inc. (a) (b)...................      1.16%         04/15/16         1,324,996
       584,000  Viacom, Inc.............................................      6.25%         04/30/16           591,022
                                                                                                        --------------
                                                                                                             1,916,018
                                                                                                        --------------

                OIL & GAS -- 0.6%
       500,000  Chevron Corp. (b).......................................      0.72%         11/09/17           498,161
       512,000  Marathon Petroleum Corp.................................      3.50%         03/01/16           512,693
                                                                                                        --------------
                                                                                                             1,010,854
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY          VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
CORPORATE BONDS (CONTINUED)

                PHARMACEUTICALS -- 0.3%
$      500,000  Allergan, Inc...........................................      5.75%         04/01/16    $      503,736
                                                                                                        --------------

                PIPELINES -- 0.5%
       995,000  Enterprise Products Operating LLC.......................      3.20%         02/01/16           995,000
                                                                                                        --------------

                RETAIL -- 0.5%
       550,000  Autozone, Inc...........................................      6.95%         06/15/16           561,806
       300,000  CVS Health Corp.........................................      6.13%         08/15/16           307,888
                                                                                                        --------------
                                                                                                               869,694
                                                                                                        --------------

                SOFTWARE -- 0.8%
     1,500,000  Oracle Corp. (b)........................................      0.82%         07/07/17         1,499,294
                                                                                                        --------------

                TELECOMMUNICATIONS -- 2.5%
     1,400,000  AT&T, Inc. (b)..........................................      1.02%         03/30/17         1,397,943
     1,500,000  Cisco Systems, Inc. (b).................................      0.70%         03/03/17         1,500,744
       300,000  Verizon Communications, Inc.............................      2.50%         09/15/16           302,408
     1,375,000  Verizon Communications, Inc. (b)........................      0.88%         06/09/17         1,370,329
                                                                                                        --------------
                                                                                                             4,571,424
                                                                                                        --------------

                TRANSPORTATION -- 0.2%
       290,000  Ryder System, Inc., Medium-Term Note....................      3.60%         03/01/16           290,652
                                                                                                        --------------

                TRUCKING & LEASING -- 0.3%
       550,000  Penske Truck Leasing Co. L.P./PTL Finance Corp. (a).....      2.50%         03/15/16           550,107
                                                                                                        --------------

                TOTAL CORPORATE BONDS.................................................................      52,420,505
                (Cost $52,453,691)                                                                      --------------

MORTGAGE-BACKED SECURITIES -- 10.8%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
                Residential Asset Securitization Trust
        11,961        Series 2003-A4, Class A1..........................      4.25%         05/25/33            12,049
                                                                                                        --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.8%
                Bear Stearns Commercial Mortgage Securities Trust
       218,580        Series 2006-PW12, Class A1A (b)...................      5.74%         09/11/38           219,149
       425,573        Series 2006-PW12, Class A4 (b)....................      5.75%         09/11/38           427,450
     1,164,940        Series 2006-PW13, Class A1A.......................      5.53%         09/11/41         1,179,462
        90,310        Series 2006-PW13, Class A4........................      5.54%         09/11/41            90,965
        77,208        Series 2007-PW16, Class A4 (b)....................      5.72%         06/11/40            79,642
       497,583        Series 2007-T26, Class A4 (b).....................      5.47%         01/12/45           511,849
                CD Commercial Mortgage Trust
       127,081        Series 2006-CD3, Class A5.........................      5.62%         10/15/48           128,200
       887,803        Series 2007-CD4, Class A1A (b)....................      5.29%         12/11/49           912,204
                Citigroup Commercial Mortgage Trust
       532,930        Series 2006-C4, Class A1A (b).....................      6.03%         03/15/49           534,381
     1,042,095        Series 2010-RR3, Class MLSR (a) (b)...............      5.81%         06/14/50         1,078,903
                Commercial Mortgage Trust
       325,687        Series 2006-C7, Class A4 (b)......................      5.77%         06/10/46           325,961
       945,765        Series 2006-C8, Class A1A.........................      5.29%         12/10/46           964,697
     1,400,445        Series 2013-CR9, Class A1.........................      1.34%         07/10/45         1,397,624


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY          VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

                Credit Suisse Commercial Mortgage Trust
$    1,203,701        Series 2006-C3, Class A3 (b)......................      6.01%         06/15/38    $    1,204,850
                Credit Suisse Mortgage Capital Certificates
     1,490,658        Series 2006-C4, Class A3..........................      5.47%         09/15/39         1,503,420
                DBUBS Mortgage Trust
       578,334        Series 2011-LC2A, Class A2 (a)....................      3.39%         07/10/44           579,915
       223,350        Series 2011-LC3A, Class A2........................      3.64%         08/10/44           224,059
                GS Mortgage Securities Trust
       517,285        Series 2006-GG8, Class A1A........................      5.55%         11/10/39           524,443
                JP Morgan Chase Commercial Mortgage Securities Trust
       391,259        Series 2006-CB16, Class A1A.......................      5.55%         05/12/45           395,436
       272,847        Series 2006-LDP7, Class A1A (b)...................      5.93%         04/17/45           274,842
     1,502,208        Series 2007-CB18, Class A1A (b)...................      5.43%         06/12/47         1,535,564
                LB-UBS Commercial Mortgage Trust
       451,463        Series 2006-C3, Class A1A (b).....................      5.64%         03/15/39           452,118
     2,228,167        Series 2006-C4, Class A4 (b)......................      6.03%         06/15/38         2,234,313
       738,749        Series 2006-C6, Class A4..........................      5.37%         09/15/39           747,470
        85,000        Series 2006-C7, Class A3..........................      5.35%         11/15/38            86,282
                Merrill Lynch Mortgage Trust
        29,284        Series 2006-C1, Class A4 (b)......................      5.76%         05/12/39            29,264
       146,959        Series 2006-C2, Class A1A (b).....................      5.74%         08/12/43           148,369
       239,054        Series 2006-C2, Class A4 (b)......................      5.74%         08/12/43           240,726
                ML-CFC Commercial Mortgage Trust
       488,668        Series 2006-4, Class A3...........................      5.17%         12/12/49           496,663
                UBS-Citigroup Commercial Mortgage Trust
       115,000        Series 2011-C1, Class A2..........................      2.80%         01/10/45           115,767
                WFRBS Commercial Mortgage Trust
     1,001,249        Series 2013-C12, Class A1.........................      0.74%         03/15/48           997,110
                                                                                                        --------------
                                                                                                            19,641,098
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................      19,653,147
                (Cost $19,749,683)                                                                      --------------

FOREIGN CORPORATE BONDS -- 5.7%

                AEROSPACE/DEFENSE -- 0.3%
       500,000  BAE Systems PLC (a).....................................      3.50%         10/11/16           506,997
                                                                                                        --------------

                BANKS -- 3.3%
       900,000  Bank of Montreal, Medium-Term Note (b)..................      1.22%         04/09/18           898,971
       500,000  Bank of Nova Scotia (The) (b)...........................      0.93%         04/11/17           499,024
       250,000  Bank of Nova Scotia (The) (b)...........................      1.45%         01/15/19           249,894
     1,025,000  BNP Paribas S.A., Medium-Term Note (b)..................      1.09%         12/12/16         1,025,520
        25,000  Credit Agricole S.A. (a) (b)............................      1.46%         10/03/16            25,053
       500,000  Credit Agricole S.A./London (a) (b).....................      1.78%         04/15/16           500,462
     1,000,000  Credit Suisse AG/New York, NY, Global
                   Medium-Term Note (b).................................      0.90%         05/26/17           997,212
        65,000  Deutsche Bank AG/London (b).............................      0.97%         02/13/17            64,839
       500,000  Mizuho Bank Ltd. (a) (b)................................      1.81%         10/20/18           503,864
       300,000  Royal Bank of Canada, Global Medium-Term Note (b).......      0.88%         10/13/17           298,844
     1,000,000  Toronto-Dominion Bank (The), Medium-Term Note,
                   Series 1 (b).........................................      1.17%         04/30/18           997,026
                                                                                                        --------------
                                                                                                             6,060,709
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY          VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS (CONTINUED)

                OIL & GAS -- 0.2%
$      300,000  Canadian Natural Resources Ltd. (b).....................      0.98%         03/30/16    $      298,681
                                                                                                        --------------

                PHARMACEUTICALS -- 0.8%
       500,000  Actavis Funding SCS (b).................................      1.29%         09/01/16           500,439
       950,000  Actavis Funding SCS (b).................................      1.58%         03/12/18           955,843
                                                                                                        --------------
                                                                                                             1,456,282
                                                                                                        --------------

                PIPELINES -- 0.6%
     1,025,000  Enbridge, Inc. (b)......................................      1.26%         10/01/16         1,017,687
        50,000  Enbridge, Inc. (b)......................................      0.87%         06/02/17            47,676
                                                                                                        --------------
                                                                                                             1,065,363
                                                                                                        --------------

                TELECOMMUNICATIONS -- 0.5%
     1,000,000  Vodafone Group PLC (b)..................................      0.75%         02/19/16           999,874
                                                                                                        --------------

                TOTAL FOREIGN CORPORATE BONDS.........................................................      10,387,906
                (Cost $10,411,387)                                                                      --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 2.9%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.7%
                Federal Home Loan Banks
       171,431        Series 2008-1372, Class 1.........................      4.75%         05/18/18           182,845
                Federal Home Loan Mortgage Corporation
         4,931        Series 1998-2038, Class PC........................      5.50%         02/15/28             4,949
       266,836        Series 2004-2828, Class JE........................      4.50%         07/15/19           278,231
       197,458        Series 2005-2920, Class HD........................      4.50%         01/15/20           204,295
       148,633        Series 2005-2945, Class HB........................      5.00%         03/15/20           156,094
       197,610        Series 2007-3294, Class DB........................      4.50%         03/15/22           206,387
           364        Series 2007-3345, Class FP (b)....................      0.63%         11/15/36               364
           220        Series 2007-3345, Class PF (b)....................      0.61%         05/15/36               220
       874,451        Series 2010-3659, Class EB........................      2.00%         06/15/18           881,729
        17,869        Series 2010-3728, Class EL........................      1.50%         09/15/20            17,881
        47,312        Series 2011-3786, Class EY........................      4.50%         01/15/32            47,753
                Federal National Mortgage Association
         2,429        Series 2001-69, Class OG..........................      5.50%         12/25/16             2,460
       142,585        Series 2003-44, Class CD..........................      3.50%         03/25/33           144,638
        15,774        Series 2010-104, Class BJ.........................      2.00%         02/25/24            15,810
       485,209        Series 2010-110, Class AE.........................      9.75%         11/25/18           524,399
     1,220,475        Series 2011-3, Class EG...........................      2.00%         05/25/20         1,233,440
       663,802        Series 2011-13, Class AD..........................      2.00%         07/25/21           673,156
        10,824        Series 2011-15, Class AB..........................      9.75%         08/25/19            11,714
                Government National Mortgage Association
        64,310        Series 2000-9, Class FG (b).......................      1.03%         02/16/30            64,830
       107,729        Series 2009-118, Class AW.........................      3.00%         05/20/37           108,708
        78,583        Series 2010-23, Class LA..........................      3.00%         10/20/37            80,040
        75,180        Series 2010-107, Class L..........................      4.00%         04/20/36            75,931
                                                                                                        --------------
                                                                                                             4,915,874
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY          VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES -- 0.2%
                Federal Home Loan Mortgage Corporation
$       21,627        Pool B18688.......................................      5.00%         02/01/20    $       22,815
        15,691        Pool E99249.......................................      5.50%         09/01/18            16,355
        22,123        Pool G12255.......................................      5.50%         07/01/21            23,994
        16,668        Pool G12631.......................................      5.50%         04/01/17            16,975
                Federal National Mortgage Association
        73,337        Pool 256889.......................................      5.50%         09/01/17            74,794
        36,830        Pool 723399.......................................      4.50%         09/01/18            38,191
        72,866        Pool 739798.......................................      4.50%         09/01/18            75,579
        38,418        Pool 775019.......................................      4.50%         05/01/19            39,896
        34,515        Pool 889191.......................................      4.50%         04/01/21            36,047
        54,644        Pool 889847.......................................      4.50%         04/01/21            57,555
                                                                                                        --------------
                                                                                                               402,201
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................       5,318,075
                (Cost $5,320,314)                                                                       --------------

U.S. GOVERNMENT NOTE -- 0.5%

     1,000,000  U.S. Treasury Note......................................      0.63%         06/30/17           998,867
                                                                                                        --------------

                TOTAL U.S. GOVERNMENT NOTE............................................................         998,867
                (Cost $999,300)                                                                         --------------

ASSET-BACKED SECURITIES -- 0.0%

                Bear Stearns Asset Backed Securities I Trust
        17,695        Series 2006-HE1, Class 1A3 (b)....................      0.76%         12/25/35            17,710
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................          17,710
                (Cost $17,496)                                                                          --------------

                TOTAL INVESTMENTS -- 104.1%...........................................................     190,101,815
                (Cost $190,257,476) (c)
                NET OTHER ASSETS AND LIABILITIES -- (4.1)%............................................      (7,546,299)
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $  182,555,516
                                                                                                        ==============


                     See Notes to Portfolio of Investments

FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $8,548,456 or 4.7% of net assets.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2016.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $43,964 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $199,625.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                         LEVEL 2          LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                             1/31/2016         PRICES          INPUTS           INPUTS
----------------------------------------------------  --------------   ------------   --------------   --------------
Commercial Paper*...................................  $  101,305,605   $         --   $  101,305,605   $           --
Corporate Bonds*....................................      52,420,505             --       52,420,505               --
Mortgage-Backed Securities..........................      19,653,147             --       19,653,147               --
Foreign Corporate Bonds*............................      10,387,906             --       10,387,906               --
U.S. Government Agency Mortgage-Backed
    Securities......................................       5,318,075             --        5,318,075               --
U.S. Government Note................................         998,867             --          998,867               --
Asset-Backed Securities.............................          17,710             --           17,710               --
                                                      --------------   ------------   --------------   --------------
Total Investments...................................  $  190,101,815   $         --   $  190,101,815   $           --
                                                      ==============   ============   ==============   ==============

*  See Portfolio of Investments for industry breakout.

 All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Enhanced Short Maturity ETF (the "Fund"), which trades under the ticker "FTSM" on The Nasdaq(R) Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2016 (UNAUDITED)

      Commercial paper, fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the borrower/issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the borrower/issuer;

       5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management (for corporate debt only);

      11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);

      12)   the borrower's/issuer's competitive position within the industry;

      13) the borrowers's/issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

                 FIRST TRUST ENHANCED SHORT MATURITY ETF (FTSM)
                          JANUARY 31, 2016 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. AFFILIATED TRANSACTIONS

The Fund invests in an affiliated fund. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated fund.

Amounts related to this investment in the Fund's Portfolio of Investments at January 31, 2016, and for the fiscal year-to-date period (November 1, 2015 through January 31, 2016) are as follows:

                                                         SHARE ACTIVITY
                                      ----------------------------------------------------
                                       BALANCE AT                             BALANCE AT    VALUE AT
           SECURITY NAME                10/31/15     PURCHASES     SALES       1/31/16       1/31/16
------------------------------------- ------------- ------------ ----------- ------------- ------------
   First Trust Senior Loan Fund          147,215         --       (147,215)       --         $  --

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 41.1%

                CAPITAL MARKETS -- 41.1%
        22,700  First Trust Emerging Markets Local Currency Bond ETF (a)..............................  $      876,447
       131,554  First Trust Preferred Securities and Income ETF (a)...................................       2,466,637
        51,709  First Trust Tactical High Yield ETF (a)...............................................       2,404,986
           995  iShares 20+ Year Treasury Bond ETF....................................................         126,664
            35  iShares 7-10 Year Treasury Bond ETF...................................................           3,819
        10,850  iShares J.P. Morgan USD Emerging Markets Bond ETF.....................................       1,148,147
         4,958  iShares MBS ETF.......................................................................         541,463
                                                                                                        --------------

                TOTAL EXCHANGE-TRADED FUNDS...........................................................       7,568,163
                (Cost $7,833,373)                                                                       --------------

COMMON STOCKS -- 25.5%

                AIR FREIGHT & LOGISTICS -- 0.5%
         1,341  C.H. Robinson Worldwide, Inc..........................................................          86,856
                                                                                                        --------------

                BANKS -- 3.0%
         1,407  Bank of Hawaii Corp...................................................................          84,322
           565  City Holding Co.......................................................................          25,120
         2,205  Community Bank System, Inc............................................................          82,996
         1,522  Cullen/Frost Bankers, Inc.............................................................          72,843
         4,812  FirstMerit Corp.......................................................................          93,257
         1,177  NBT Bancorp, Inc......................................................................          30,484
           470  Tompkins Financial Corp...............................................................          26,329
         2,426  United Bankshares, Inc................................................................          81,465
         1,203  Univest Corp. of Pennsylvania.........................................................          23,675
           650  Washington Trust Bancorp, Inc.........................................................          25,649
                                                                                                        --------------

                                                                                                               546,140
                                                                                                        --------------

                CAPITAL MARKETS -- 1.4%
         3,196  Federated Investors, Inc., Class B....................................................          80,827
         2,686  Invesco Ltd...........................................................................          80,392
         1,262  T. Rowe Price Group, Inc..............................................................          89,539
                                                                                                        --------------

                                                                                                               250,758
                                                                                                        --------------

                COMMERCIAL SERVICES & SUPPLIES -- 0.3%
         1,201  MSA Safety, Inc.......................................................................          51,403
                                                                                                        --------------

                COMMUNICATIONS EQUIPMENT -- 0.6%
         3,331  Cisco Systems, Inc....................................................................          79,244
         1,390  Comtech Telecommunications Corp.......................................................          27,133
                                                                                                        --------------

                                                                                                               106,377
                                                                                                        --------------

                CONTAINERS & PACKAGING -- 0.5%
         2,167  Sonoco Products Co....................................................................          85,618
                                                                                                        --------------

                DISTRIBUTORS -- 0.5%
         1,046  Genuine Parts Co......................................................................          90,133
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                DIVERSIFIED CONSUMER SERVICES -- 0.2%
         1,000  Capella Education Co..................................................................  $       43,910
                                                                                                        --------------

                ELECTRIC UTILITIES -- 2.3%
           621  American Electric Power Co., Inc......................................................          37,862
           402  Emera, Inc. (CAD).....................................................................          12,818
         2,364  Eversource Energy.....................................................................         127,183
         1,253  IDACORP, Inc..........................................................................          87,196
           577  NextEra Energy, Inc...................................................................          64,457
         1,802  Southern (The) Co.....................................................................          88,154
                                                                                                        --------------

                                                                                                               417,670
                                                                                                        --------------

                ELECTRICAL EQUIPMENT -- 0.9%
         5,023  ABB Ltd., ADR.........................................................................          86,898
         1,897  Emerson Electric Co...................................................................          87,224
                                                                                                        --------------

                                                                                                               174,122
                                                                                                        --------------

                FOOD & STAPLES RETAILING -- 0.1%
           652  Weis Markets, Inc.....................................................................          26,484
                                                                                                        --------------

                GAS UTILITIES -- 1.1%
         1,944  Atmos Energy Corp.....................................................................         134,563
           218  Chesapeake Utilities Corp.............................................................          13,727
           357  New Jersey Resources Corp.............................................................          12,574
           249  ONE Gas, Inc..........................................................................          14,083
           727  UGI Corp..............................................................................          24,718
                                                                                                        --------------

                                                                                                               199,665
                                                                                                        --------------

                HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
         2,067  Meridian Bioscience, Inc..............................................................          39,790
                                                                                                        --------------

                HEALTH CARE PROVIDERS & SERVICES -- 0.4%
         2,431  Owens & Minor, Inc....................................................................          84,234
                                                                                                        --------------

                HOTELS, RESTAURANTS & LEISURE -- 1.0%
           702  Cracker Barrel Old Country Store, Inc.................................................          92,124
         1,354  Darden Restaurants, Inc...............................................................          85,383
                                                                                                        --------------

                                                                                                               177,507
                                                                                                        --------------

                INDUSTRIAL CONGLOMERATES -- 0.5%
           600  3M Co.................................................................................          90,600
                                                                                                        --------------

                INSURANCE -- 0.4%
         2,104  Principal Financial Group, Inc........................................................          79,952
                                                                                                        --------------

                INTERNET & CATALOG RETAIL -- 0.2%
         1,618  PetMed Express, Inc...................................................................          29,156
                                                                                                        --------------

                IT SERVICES -- 0.4%
         1,748  Paychex, Inc..........................................................................          83,659
                                                                                                        --------------

                LEISURE PRODUCTS -- 0.5%
         1,224  Hasbro, Inc...........................................................................          90,919
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                METALS & MINING -- 0.5%
         1,504  Reliance Steel & Aluminum Co..........................................................  $       85,638
                                                                                                        --------------

                MULTILINE RETAIL -- 0.4%
         1,145  Target Corp...........................................................................          82,921
                                                                                                        --------------

                MULTI-UTILITIES -- 4.1%
           292  Alliant Energy Corp...................................................................          19,079
           176  Dominion Resources, Inc...............................................................          12,702
         1,075  DTE Energy Co.........................................................................          91,386
           349  National Grid PLC, ADR................................................................          24,713
         1,582  NorthWestern Corp.....................................................................          88,339
         3,115  Public Service Enterprise Group, Inc..................................................         128,651
         1,983  SCANA Corp............................................................................         124,830
         1,389  Sempra Energy.........................................................................         131,608
         2,014  Vectren Corp..........................................................................          84,266
           771  WEC Energy Group, Inc.................................................................          42,582
                                                                                                        --------------

                                                                                                               748,156
                                                                                                        --------------

                OIL, GAS & CONSUMABLE FUELS -- 1.8%
         1,933  Enbridge Income Fund Holdings, Inc. (CAD).............................................          40,388
           390  Enbridge, Inc.........................................................................          13,494
         1,680  Inter Pipeline Ltd. (CAD).............................................................          27,223
         6,788  Kinder Morgan, Inc....................................................................         111,662
         3,971  TransCanada Corp......................................................................         137,237
                                                                                                        --------------

                                                                                                               330,004
                                                                                                        --------------

                PHARMACEUTICALS -- 0.9%
         2,633  AstraZeneca PLC, ADR..................................................................          84,835
         2,051  Sanofi, ADR...........................................................................          85,404
                                                                                                        --------------

                                                                                                               170,239
                                                                                                        --------------

                ROAD & RAIL -- 0.9%
         3,584  CSX Corp..............................................................................          82,504
         1,158  Union Pacific Corp....................................................................          83,376
                                                                                                        --------------

                                                                                                               165,880
                                                                                                        --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.5%
         2,160  Linear Technology Corp................................................................          92,297
                                                                                                        --------------

                SPECIALTY RETAIL -- 0.3%
         1,435  Cato (The) Corp., Class A.............................................................          57,874
                                                                                                        --------------

                TOBACCO -- 0.5%
         1,792  Reynolds American, Inc................................................................          89,510
                                                                                                        --------------

                TRADING COMPANIES & DISTRIBUTORS -- 0.5%
         2,167  Fastenal Co...........................................................................          87,894
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                WATER UTILITIES -- 0.1%
           657  Connecticut Water Service, Inc........................................................  $       28,205
                                                                                                        --------------

                TOTAL COMMON STOCKS...................................................................       4,693,571
                (Cost $4,781,888)                                                                       --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 10.1%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
                Federal Home Loan Mortgage Corporation
$        1,476        Series 2002-2495, Class UJ........................      3.50%         07/15/32             1,496
         2,057        Series 2003-2637, Class F (b).....................      0.83%         06/15/18             2,061
        24,682        Series 2005-3031, Class AG........................      5.00%         02/15/34            24,751
       166,879        Series 2006-3114, Class GI, IO (b)................      6.17%         02/15/36            41,908
       350,277        Series 2007-3380, Class SI, IO (b)................      5.94%         10/15/37            64,347
        39,720        Series 2011-3917, Class AI, IO....................      4.50%         07/15/26             4,132
                Federal National Mortgage Association
           580        Series 2002-19, Class PE..........................      6.00%         04/25/17               583
           133        Series 2003-28, Class GA..........................      4.00%         10/25/32               133
        22,401        Series 2003-W2, Class 1A1.........................      6.50%         07/25/42            26,146
        65,465        Series 2005-45, Class SR, IO (b)..................      6.29%         06/25/35            12,315
       179,302        Series 2012-409, Class C17, IO, STRIPS............      4.00%         11/25/41            33,495
       112,463        Series 2015-14, Class IK, IO......................      0.75%         03/25/45            13,393
                Government National Mortgage Association
        70,895        Series 1999-30, Class S, IO (b)...................      8.17%         08/16/29            18,540
         2,364        Series 2005-91, Class PC..........................      5.50%         01/20/35             2,441
        82,547        Series 2013-20, Class KI, IO......................      5.00%         01/20/43            14,669
        81,552        Series 2013-67, Class PI, IO......................      4.00%         12/16/42            11,525
                                                                                                        --------------
                                                                                                               271,935
                                                                                                        --------------
                PASS-THROUGH SECURITIES -- 8.6%
                Federal Home Loan Mortgage Corporation
       101,153        Pool A47829.......................................      4.00%         08/01/35           108,392
        90,468        Pool A94951.......................................      4.00%         11/01/40            97,802
        55,227        Pool A95134.......................................      4.50%         11/01/40            60,277
        57,101        Pool A97601.......................................      4.50%         03/01/41            63,327
        65,888        Pool G06501.......................................      4.00%         04/01/41            70,747
        86,423        Pool G07412.......................................      3.50%         06/01/43            90,613
        57,553        Pool Q05201.......................................      4.00%         12/01/41            61,797
        82,152        Pool Q20014.......................................      3.50%         07/01/43            86,496
                Federal National Mortgage Association
        49,316        Pool AB2265.......................................      4.00%         02/01/41            53,417
        91,914        Pool AH1568.......................................      4.50%         12/01/40           100,695
        17,953        Pool AI1191.......................................      4.50%         04/01/41            19,671
        68,663        Pool AI7800.......................................      4.50%         07/01/41            75,630
        41,545        Pool AJ5299.......................................      4.00%         11/01/41            45,000
        53,748        Pool AJ5300.......................................      4.00%         11/01/41            58,020
        63,423        Pool AK3103.......................................      4.00%         02/01/42            68,273
        80,267        Pool AL3484.......................................      4.50%         10/01/42            87,948
        32,489        Pool AO4133.......................................      3.50%         06/01/42            34,210


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       25,187        Pool AP4795.......................................      3.50%         09/01/42    $       26,459
        27,109        Pool AQ7081.......................................      3.50%         12/01/42            28,588
        28,864        Pool AR3315.......................................      3.50%         02/01/43            30,531
        23,231        Pool AT2887.......................................      3.50%         04/01/43            24,407
        31,936        Pool AU3741.......................................      3.50%         08/01/43            33,636
        90,366        Pool AU4726.......................................      4.00%         09/01/43            97,509
                Government National Mortgage Association
        25,014        Pool 3500.........................................      5.50%         01/20/34            28,020
        15,774        Pool 3513.........................................      5.00%         02/20/34            17,496
        41,363        Pool 3555.........................................      5.00%         05/20/34            45,877
        61,202        Pool 609116.......................................      4.50%         02/15/44            67,652
                                                                                                        --------------
                                                                                                             1,582,490
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................       1,854,425
                (Cost $1,823,164)                                                                       --------------

     UNITS                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS -- 8.8%

                CHEMICALS -- 0.2%
         2,002  Westlake Chemical Partners, L.P.......................................................          38,238
                                                                                                        --------------

                GAS UTILITIES -- 0.4%
         1,960  AmeriGas Partners, L.P................................................................          75,323
                                                                                                        --------------

                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.4%
         2,810  NextEra Energy Partners, L.P..........................................................          75,842
                                                                                                        --------------

                OIL, GAS & CONSUMABLE FUELS -- 7.8%
         1,246  Alliance Holdings GP, L.P.............................................................          22,092
         3,717  Alliance Resource Partners, L.P.......................................................          52,632
         5,513  Columbia Pipeline Partners, L.P.......................................................          84,349
         5,267  Enbridge Energy Partners, L.P.........................................................          96,175
        10,001  Enterprise Products Partners, L.P.....................................................         239,125
         1,291  EQT Midstream Partners, L.P...........................................................          87,878
         4,207  Holly Energy Partners, L.P............................................................         109,003
         2,202  Magellan Midstream Partners, L.P......................................................         141,434
           962  ONEOK Partners, L.P...................................................................          26,301
         5,752  Plains All American Pipeline, L.P.....................................................         121,425
         3,379  Spectra Energy Partners, L.P..........................................................         141,614
         1,890  Tallgrass Energy Partners, L.P........................................................          65,224
         4,166  Targa Resources Partners, L.P.........................................................          57,241
         1,823  TC PipeLines, L.P.....................................................................          78,826
         3,112  TransMontaigne Partners, L.P..........................................................          98,806
                                                                                                        --------------

                                                                                                             1,422,125
                                                                                                        --------------

                TOTAL MASTER LIMITED PARTNERSHIPS.....................................................       1,611,528
                (Cost $2,056,617)                                                                       --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

                                                                             STATED         STATED
   SHARES                             DESCRIPTION                             RATE         MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
$25 PAR PREFERRED SECURITIES -- 4.5%

                BANKS -- 2.3%
         8,393  Citigroup, Inc., Series K (b)...........................      6.88%           (c)       $      230,556
         7,838  GMAC Capital Trust I, Series 2 (b)......................      8.13%         02/15/40           199,477
                                                                                                        --------------
                                                                                                               430,033
                                                                                                        --------------

                CAPITAL MARKETS -- 1.1%
         6,975  Morgan Stanley, Series E (b)............................      7.13%            (c)             198,299
                                                                                                        --------------

                INSURANCE -- 1.1%
         6,929  PartnerRe Ltd., Series E................................      7.25%            (c)             203,782
                                                                                                        --------------

                TOTAL $25 PAR PREFERRED SECURITIES....................................................         832,114
                (Cost $806,413)                                                                         --------------

     SHARES                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS -- 2.7%

                HEALTH CARE REITS -- 0.9%
         1,562  LTC Properties, Inc...................................................................          69,556
         1,390  National Health Investors, Inc........................................................          84,345
                                                                                                        --------------

                                                                                                               153,901
                                                                                                        --------------

                OFFICE REITS -- 0.1%
         2,558  Franklin Street Properties Corp.......................................................          24,966
                                                                                                        --------------

                RETAIL REITS -- 1.0%
         2,144  National Retail Properties, Inc.......................................................          92,064
         1,637  Realty Income Corp....................................................................          91,328
                                                                                                        --------------

                                                                                                               183,392
                                                                                                        --------------

                SPECIALIZED REITS -- 0.7%
         2,181  InfraREIT, Inc........................................................................          42,159
           783  Sovran Self Storage, Inc. ............................................................          88,228
                                                                                                        --------------

                                                                                                               130,387
                                                                                                        --------------

                TOTAL REAL ESTATE INVESTMENT TRUSTS...................................................         492,646
                (Cost $442,922)                                                                         --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 2.6%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.9%
                ABN AMRO Mortgage Corp.
$       33,138        Series 2003-6, Class 2A2..........................      4.50%         05/25/18            33,465
                Banc of America Alternative Loan Trust
        51,747        Series 2004-7, Class 4A1..........................      5.00%         08/25/19            53,091
                Banc of America Mortgage Trust
        54,115        Series 2004-11, Class 1A5.........................      5.50%         01/25/35            54,411
                BCAP LLC Trust
        44,778        Series 2011-R11, Class 30A5 (b) (d)...............      2.56%         01/26/34            44,334
                Citicorp Mortgage Securities Trust
           425        Series 2006-1, Class 1A2..........................      6.00%         02/25/36               425
                JPMorgan Resecuritization Trust
        31,475        Series 2009-7, Class 5A1 (b) (d)..................      6.00%         02/27/37            32,308


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Master Alternative Loan Trust
$       60,351        Series 2004-13, Class 10A2........................      5.50%         01/25/35    $       60,762
                Residential Accredit Loans, Inc.
        44,011        Series 2003-QS5, Class A2 (b).....................     13.98%         03/25/18            46,792
        24,910        Series 2003-QS20, Class CB........................      5.00%         11/25/18            25,420
                Wells Fargo Alternative Loan Trust
         8,086        Series 2007-PA5, Class 2A1........................      6.00%         11/25/22             8,247
                                                                                                        --------------
                                                                                                               359,255
                                                                                                        --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
                Banc of America Commercial Mortgage Trust
        48,416        Series 2006-4, Class A4...........................      5.63%         07/10/46            48,763
                Bear Stearns Commercial Mortgage Securities Trust
        24,180        Series 2006-PW12, Class A4 (b)....................      5.75%         09/11/38            24,287
        10,738        Series 2006-T22, Class A4 (b).....................      5.65%         04/12/38            10,738
                Wachovia Bank Commercial Mortgage Trust
        40,353        Series 2006-C27, Class A3 (b).....................      5.77%         07/15/45            40,338
                                                                                                        --------------
                                                                                                               124,126
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................         483,381
                (Cost $483,053)                                                                         --------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED          VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN SOVEREIGN BONDS -- 1.9%

                AUSTRALIA -- 0.1%
        20,000  Australia Government Bond, Series 137 (AUD).............      2.75%         04/21/24            14,403
                                                                                                        --------------

                BRAZIL -- 0.2%
       125,000  Brazil Notas Do Tesouro Nacional, Series NTNF (BRL).....      10.00%        01/01/17            30,287
                                                                                                        --------------

                COLOMBIA -- 0.2%
   165,000,000  Colombian TES, Series B (COP)...........................      5.00%         11/21/18            47,477
                                                                                                        --------------

                CZECH REPUBLIC -- 0.3%
     1,020,000  Czech Republic Government Bond, Series 89 (CZK).........      2.40%         09/17/25            47,778
                                                                                                        --------------
                INDONESIA -- 0.2%
   517,000,000  Indonesia Treasury Bond, Series FR70 (IDR)..............      8.38%         03/15/24            37,731
                                                                                                        --------------

                ISRAEL -- 0.1%
        50,000  Israel Government Bond, Series 1026 (ILS)...............      6.25%         10/30/26            17,757
                                                                                                        --------------
                MEXICO -- 0.2%
       620,000  Mexican Bonos, Series M 20 (MXN)........................     10.00%         12/05/24            43,777
                                                                                                        --------------

                PERU -- 0.0%
        30,000  Peru Government Bond (PEN)..............................      7.84%         08/12/20             9,087
                                                                                                        --------------


                POLAND -- 0.2%
       150,000  Poland Government Bond, Series 1019 (PLN)...............      5.50%         10/25/19            41,518
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED          VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                SOUTH AFRICA -- 0.2%
       150,000  South Africa Government Bond, Series R186 (ZAR).........     10.50%         12/21/26    $       10,277
       300,000  South Africa Government Bond, Series R209 (ZAR).........      6.25%         03/31/36            13,180
                                                                                                        --------------
                                                                                                                23,457
                                                                                                        --------------
                TURKEY -- 0.2%
       110,000  Turkey Government Bond (TRY)............................     10.50%         01/15/20            37,357
                                                                                                        --------------

                TOTAL FOREIGN SOVEREIGN BONDS.........................................................         350,629
                (Cost $443,127)                                                                         --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES -- 0.4%

                First Alliance Mortgage Loan Trust
$       58,572        Series 1999-1, Class A1...........................      7.18%         06/20/30            58,968
                Lehman XS Trust
        21,100        Series 2005-2, Class 1A2 (b)......................      1.13%         08/25/35            20,131
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................          79,099
                (Cost $78,437)                                                                          --------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                   STATED         STATED          VALUE
  CURRENCY)                           DESCRIPTION                            COUPON        MATURITY     (U.S. DOLLAR)
--------------  --------------------------------------------------------  -------------  -------------  --------------
FOREIGN CORPORATE BONDS -- 0.2%

                MULTI-NATIONAL -- 0.2%
     3,000,000  European Bank For Reconstruction & Development, Global
                   Medium-Term Note (INR)...............................      6.00%         03/03/16            44,169
                                                                                                        --------------

                TOTAL FOREIGN CORPORATE BONDS.........................................................          44,169
                (Cost $48,901)                                                                          --------------

                TOTAL INVESTMENTS -- 97.8%............................................................      18,009,725
                (Cost $18,797,895) (e)
                NET OTHER ASSETS AND LIABILITIES -- 2.2%..............................................         412,780
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $   18,422,505
                                                                                                        ==============


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

(a)   Investment in an affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2016.

(c)   Perpetual maturity.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $76,642 or 0.4% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $385,265 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,173,435.

ADR    - American Depositary Receipt
IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
STRIPS - Separate Trading of Registered Interest and Principal of Securities.

Currency Abbreviations:
AUD      Australian Dollar
BRL      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
CZK      Czech Koruna
IDR      Indonesian Rupiah
ILS      Israeli New Shequel
INR      Indian Rupee
MXN      Mexican Peso
PEN      Peruvian Nuevo Sol
PLN      Polish Zloty
TRY      Turkish Lira
ZAR      South African Rand


                     See Notes to Portfolio of Investments

FIRST TRUST STRATEGIC INCOME ETF (FDIV)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Exchange-Traded Funds*..............................  $   7,568,163   $   7,568,163   $          --   $          --
Common Stocks*......................................      4,693,571       4,693,571              --              --
U.S. Government Agency Mortgage-Backed
    Securities......................................      1,854,425              --       1,854,425              --
Master Limited Partnerships*........................      1,611,528       1,611,528              --              --
$25 Par Preferred Securities*.......................        832,114         832,114              --              --
Real Estate Investment Trusts*......................        492,646         492,646              --              --
Mortgage-Backed Securities..........................        483,381              --         483,381              --
Foreign Sovereign Bonds**...........................        350,629              --         350,629              --
Asset-Backed Securities.............................         79,099              --          79,099              --
Foreign Corporate Bonds**...........................         44,169              --          44,169              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................     18,009,725      15,198,022       2,811,703              --
Futures Contracts...................................          7,136           7,136              --              --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $  18,016,861   $  15,205,158   $   2,811,703   $          --
                                                      =============   =============   =============   =============

                                                 LIABILITIES TABLE

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Futures Contracts...................................  $      (6,062)  $      (6,062)  $          --   $          --
                                                      =============   =============   =============   =============


*   See Portfolio of Investments for industry breakout.
**  See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

OPEN FUTURES CONTRACTS AT JANUARY 31, 2016 (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                         UNREALIZED
                                                    NUMBER OF       EXPIRATION          NOTIONAL       APPRECIATION/
       FUTURES CONTRACTS             POSITION       CONTRACTS          MONTH             VALUE         (DEPRECIATION)
--------------------------------   -------------   -----------   -----------------   --------------   ----------------
U.S. Treasury Note Futures            Short             3            Mar-2016          $ 355,953         $  (6,062)
U.S. Treasury Long Bond Futures       Long              1            Mar-2016            153,895             7,136
                                                                                       ---------         ---------
                                                                                       $ 509,848         $   1,074
                                                                                       =========         =========


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Strategic Income ETF (the "Fund"), which trades under the ticker "FDIV" on The Nasdaq(R) Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Common stocks, preferred stocks, master limited partnerships and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2016 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2016 (UNAUDITED)

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only)

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2016 (UNAUDITED)

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund held no forward foreign currency contracts as of January 31, 2016.

D. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, and exchange-listed stock index options.

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2016 (UNAUDITED)

perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option. The Fund held no option contracts as of January 31, 2016.

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

H. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

                    FIRST TRUST STRATEGIC INCOME ETF (FDIV)
                          JANUARY 31, 2016 (UNAUDITED)

I. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts related to these investments in the Fund's Portfolio of Investments at January 31, 2016, and for the fiscal year-to-date period (November 1, 2015 through January 31, 2016) are:

                                                                        SHARE ACTIVITY
                                                       ------------------------------------------------
                                                       BALANCE AT                           BALANCE AT    VALUE AT
                    SECURITY NAME                       10/31/15    PURCHASES     SALES       1/31/16      1/31/16
-----------------------------------------------------  -----------  ---------  -----------  -----------  -----------
First Trust Emerging Markets Local Currency Bond ETF       6,600      16,100          --       22,700     $  876,447
First Trust Low Duration Mortgage Opportunities ETF            -       1,652      (1,652)          --             --
First Trust Preferred Securities and Income ETF          166,265          --     (34,711)     131,554      2,466,637
First Trust Tactical High Yield  ETF                      67,818          --     (16,109)      51,709      2,404,986
                                                                                                          ----------
                                                                                                          $5,748,070
                                                                                                          ==========

                           3. DERIVATIVE TRANSACTIONS

Written options activity for the Fund for the fiscal year-to-date period (November 1, 2015 through January 31, 2016) was as follows:

                                                      NUMBER OF
WRITTEN OPTIONS                                       CONTRACTS    PREMIUMS
----------------------------------------------------  ---------  ------------
Options outstanding at beginning of period                --       $    --
Options Written                                            2         1,849
Options Expired                                           --            --
Options Exercised                                         --            --
Options Closed                                            (2)       (1,849)
                                                      ---------    -------
Options outstanding at January 31, 2016                   --       $    --
                                                      =========    =======

For the fiscal year-to-date period (November 1, 2015 through January 31, 2016), the notional values of forward foreign currency contracts opened and closed were $77,656 and $116,587, respectively.

For the fiscal year-to-date period (November 1, 2015 through January 31, 2016), the notional value of futures contracts opened and closed were $746,315 and $389,470, respectively.

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)*

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 70.7%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.3%
                Federal Home Loan Mortgage Corporation
$        2,684        Series 1989-74, Class F...........................      6.00%         10/15/20    $        2,822
           328        Series 1990-147, Class G..........................      7.50%         04/15/21               333
            84        Series 1990-172, Class J..........................      7.00%         07/15/21                87
           165        Series 1990-186, Class E..........................      6.00%         08/15/21               172
           320        Series 1990-188, Class H..........................      7.00%         09/15/21               344
        13,084        Series 1992-205, Class A (a)......................      0.88%         05/15/23            13,153
         1,434        Series 1993-1577, Class PK........................      6.50%         09/15/23             1,568
         3,538        Series 1993-1643, Class PK........................      6.50%         12/15/23             3,896
         4,648        Series 1998-2089, Class PJ, IO....................      7.00%         10/15/28               548
         5,956        Series 1998-2102, Class Z.........................      6.00%         12/15/28             6,770
         6,119        Series 2001-2390, Class WD........................      5.50%         12/15/16             6,195
         2,510        Series 2003-2586, Class ND........................      4.50%         03/15/18             2,583
       103,048        Series 2003-2626, Class ZX........................      5.00%         06/15/33           120,025
        11,376        Series 2003-2725, Class PE........................      4.50%         09/15/33            11,427
        15,723        Series 2005-3074, Class ZH........................      5.50%         11/15/35            20,150
         7,875        Series 2005-3076, Class PG........................      5.50%         10/15/34             8,060
        34,512        Series 2006-3100, Class PO, PO....................       (b)          01/15/36            32,677
       486,895        Series 2006-3114, Class GI, IO (a)................      6.17%         02/15/36           122,274
           848        Series 2007-3317, Class PG........................      5.00%         04/15/36               866
         1,858        Series 2007-3347, Class PF (a)....................      0.78%         01/15/36             1,861
         1,510        Series 2010-3676, Class CA........................      4.00%         07/15/24             1,514
       241,554        Series 2010-3699, Class QI, IO....................      5.50%         02/15/39            14,437
         3,811        Series 2010-3740, Class KC........................      4.00%         07/15/37             3,894
         4,438        Series 2011-3795, Class ED........................      3.00%         10/15/39             4,579
        47,766        Series 2011-3828, Class SY (a)....................      11.92%        02/15/41            68,739
       100,000        Series 2011-3844, Class PC........................      5.00%         04/15/41           118,506
        19,000        Series 2012-4012, Class GC........................      3.50%         06/15/40            20,147
        39,705        Series 2012-4015, Class KB........................      1.75%         05/15/41            35,416
       131,809        Series 2012-4097, Class ES, IO (a)................      5.67%         08/15/42            27,088
       136,503        Series 2012-4116, Class AS, IO (a)................      5.72%         10/15/42            28,709
                Federal National Mortgage Association
           634        Series 1990-11, Class G...........................      6.50%         02/25/20               663
        38,631        Series 1990-13, Class E...........................      9.00%         02/25/20            42,558
         2,438        Series 1990-108, Class G..........................      7.00%         09/25/20             2,632
         2,570        Series 1990-109, Class J..........................      7.00%         09/25/20             2,728
        41,545        Series 1990-112, Class G..........................      8.50%         09/25/20            45,537
           827        Series 1992-44, Class ZQ..........................      8.00%         07/25/22               858
         2,047        Series 1993-3, Class K............................      7.00%         02/25/23             2,264
         4,839        Series 1993-46, Class FH (a)......................      1.84%         04/25/23             4,771
           808        Series 1994-24, Class H, PO.......................       (b)          11/25/23               768
       164,212        Series 1997-10, Class SA, IO (a)..................      8.47%         03/18/27            43,873
        96,350        Series 1999-49, Class SC, IO (a)..................      7.47%         10/25/17             3,734
        65,484        Series 2001-8, Class SE, IO (a)...................      8.17%         02/17/31             3,970
         6,649        Series 2001-42, Class SB (a)......................      8.50%         09/25/31             8,519
         3,238        Series 2002-22, Class G...........................      6.50%         04/25/32             3,632
         1,397        Series 2002-74, Class LE..........................      5.00%         11/25/17             1,435
        28,237        Series 2002-329, Class 1, PO, STRIPS..............       (b)          01/25/33            26,941
         9,129        Series 2003-21, Class OA..........................      4.00%         03/25/33             9,600

*Effective February 29, 2016, the Fund's name changed to First Trust Low Duration Opportunities ETF.


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Federal National Mortgage Association (Continued)
$       33,223        Series 2003-119, Class ME.........................      4.50%         04/25/33    $       34,538
        55,214        Series 2003-W1, Class 1A1 (a).....................      5.72%         12/25/42            63,064
        14,010        Series 2004-36, Class TA..........................      5.50%         08/25/33            14,861
         2,616        Series 2004-60, Class JB..........................      5.50%         04/25/34             2,626
           601        Series 2004-101, Class PE.........................      5.00%         10/25/33               603
        13,971        Series 2004-W9, Class 1A3.........................      6.05%         02/25/44            16,453
         7,444        Series 2005-3, Class CD...........................      5.50%         07/25/34             7,553
        42,923        Series 2005-29, Class ZT..........................      5.00%         04/25/35            48,563
       138,080        Series 2005-45, Class SR, IO (a)..................      6.29%         06/25/35            25,974
         1,857        Series 2005-48, Class AR..........................      5.50%         02/25/35             1,975
        17,981        Series 2005-48, Class MD..........................      5.00%         04/25/34            18,511
        24,572        Series 2005-67, Class SC (a)......................     13.49%         08/25/35            33,069
        11,495        Series 2005-70, Class KJ..........................      5.50%         09/25/34            11,888
       155,429        Series 2005-79, Class NS, IO (a)..................      5.66%         09/25/35            25,989
        18,468        Series 2005-95, Class WZ..........................      6.00%         11/25/35            25,435
         4,662        Series 2005-110, Class CA.........................      5.50%         01/25/35             4,689
       177,877        Series 2006-15, Class IS, IO (a)..................      6.15%         03/25/36            40,655
        17,924        Series 2006-31, Class PZ..........................      6.00%         05/25/36            24,736
        30,000        Series 2006-46, Class UD..........................      5.50%         06/25/36            36,278
        55,646        Series 2006-377, Class 1, PO, STRIPS..............       (b)          10/25/36            47,745
       133,649        Series 2007-67, Class SA, IO (a)..................      6.32%         04/25/37             9,815
        20,884        Series 2008-51, Class B...........................      4.50%         06/25/23            21,554
       303,042        Series 2009-14, Class BS, IO (a)..................      5.82%         03/25/24            29,969
        47,000        Series 2009-92, Class DB..........................      5.00%         11/25/39            56,336
       761,035        Series 2010-106, Class BI, IO.....................      3.50%         09/25/20            37,848
         4,340        Series 2010-145, Class PE.........................      3.25%         10/25/24             4,482
        80,618        Series 2011-60, Class OA, PO......................       (b)          08/25/39            73,324
       589,382        Series 2011-72, Class TI, IO......................      4.00%         09/25/40            41,325
        76,925        Series 2011-90, Class QI, IO......................      5.00%         05/25/34             7,093
         1,030        Series 2011-134, Class PA.........................      4.00%         09/25/40             1,067
     1,023,901        Series 2012-101, Class AI, IO.....................      3.00%         06/25/27            99,828
       326,962        Series 2012-409, Class C17, IO, STRIPS............      4.00%         11/25/41            61,078
         7,000        Series 2013-35, Class LP..........................      3.00%         01/25/43             7,232
       607,448        Series 2014-29, Class GI, IO......................      3.00%         05/25/29            71,005
                Government National Mortgage Association
       150,863        Series 1999-30, Class S, IO (a)...................      8.17%         08/16/29            39,453
       545,694        Series 2003-42, Class SA, IO (a)..................      6.17%         07/16/31           100,297
        30,004        Series 2004-49, Class MZ..........................      6.00%         06/20/34            37,311
        37,000        Series 2008-54, Class PE..........................      5.00%         06/20/38            42,575
         1,053        Series 2008-85, Class HP..........................      4.00%         04/20/38             1,071
        31,143        Series 2009-81, Class TZ..........................      5.50%         09/20/39            40,487
        49,094        Series 2009-106, Class DZ.........................      5.50%         11/20/39            61,302
       332,600        Series 2010-4, Class SL, IO (a)...................      5.97%         01/16/40            67,838
       257,927        Series 2011-146, Class EI, IO.....................      5.00%         11/16/41            57,581
       182,835        Series 2011-151, Class TB, IO (a).................      3.50%         04/20/41            22,666
       292,289        Series 2013-5, Class IA, IO.......................      3.50%         10/16/42            37,501
       165,093        Series 2013-20, Class KI, IO......................      5.00%         01/20/43            29,339
       509,184        Series 2014-99, Class HI, IO......................      4.50%         06/20/44           117,304
       154,445        Series 2015-95, Class IK, IO......................      1.00%         05/16/37             5,663
                                                                                                        --------------
                                                                                                             2,550,872
                                                                                                        --------------


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
                Government National Mortgage Association
$      100,000        Series 2013-74, Class AG (a)......................      2.79%         12/16/53    $       92,466
                                                                                                        --------------

                PASS-THROUGH SECURITIES -- 49.7%
                      Federal Home Loan Mortgage Corporation
       106,211        Pool A47829.......................................      4.00%         08/01/35           113,812
       105,984        Pool A86143.......................................      5.00%         05/01/39           117,950
        25,733        Pool A93093.......................................      4.50%         07/01/40            28,335
        75,685        Pool A96380.......................................      4.00%         01/01/41            81,265
       142,495        Pool A97294.......................................      4.00%         02/01/41           152,651
        11,557        Pool C01310.......................................      6.50%         03/01/32            13,364
        42,977        Pool C01574.......................................      5.00%         06/01/33            47,807
        40,151        Pool C01848.......................................      6.00%         06/01/34            45,955
        44,667        Pool C03458.......................................      5.00%         02/01/40            49,170
       110,349        Pool C03949.......................................      3.50%         05/01/42           115,946
        11,462        Pool G01443.......................................      6.50%         08/01/32            13,675
        51,430        Pool G01737.......................................      5.00%         12/01/34            57,089
        30,584        Pool G01829.......................................      6.00%         03/01/35            34,975
        57,058        Pool G04452.......................................      6.00%         07/01/38            64,926
        37,270        Pool G04593.......................................      5.50%         01/01/37            41,660
        88,266        Pool G05173.......................................      4.50%         11/01/31            97,086
        82,622        Pool G05792.......................................      4.50%         02/01/40            90,421
        27,496        Pool G05938.......................................      5.00%         01/01/36            30,315
       190,548        Pool G06359.......................................      4.00%         02/01/41           204,599
        34,171        Pool G07613.......................................      6.00%         04/01/39            39,125
         8,519        Pool G08113.......................................      6.50%         02/01/36             9,724
        23,201        Pool G11880.......................................      5.00%         12/01/20            24,635
        15,738        Pool J03523.......................................      5.00%         09/01/21            16,573
       212,618        Pool Q00841.......................................      4.50%         05/01/41           232,727
        74,313        Pool Q03139.......................................      4.00%         09/01/41            80,206
        54,895        Pool Q07189.......................................      4.00%         04/01/42            58,964
        72,056        Pool Q07479.......................................      3.50%         04/01/42            75,555
        90,165        Pool Q11791.......................................      3.50%         10/01/42            94,544
                Federal National Mortgage Association
        68,133        Pool 254636.......................................      5.00%         02/01/33            75,669
        96,712        Pool 255190.......................................      5.50%         05/01/34           109,373
        24,333        Pool 545759.......................................      6.50%         07/01/32            28,683
        12,859        Pool 555528.......................................      6.00%         04/01/33            14,744
        43,864        Pool 555851.......................................      6.50%         01/01/33            51,526
        59,998        Pool 725228.......................................      6.00%         03/01/34            68,713
        30,027        Pool 725704.......................................      6.00%         08/01/34            34,359
        34,782        Pool 735503.......................................      6.00%         04/01/35            39,799
        14,047        Pool 745875.......................................      6.50%         09/01/36            16,233
        54,213        Pool 831663.......................................      6.00%         08/01/36            61,448
        73,128        Pool 890588.......................................      4.50%         09/01/41            80,144
        50,772        Pool 916916.......................................      6.00%         05/01/37            57,956
        44,297        Pool 995002.......................................      5.00%         07/01/37            49,163
        57,595        Pool AA0916.......................................      5.00%         08/01/37            63,588
       148,724        Pool AB1953.......................................      4.00%         12/01/40           160,807


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$       58,522        Pool AB2092.......................................      4.00%         01/01/41    $       63,025
        59,134        Pool AB2467.......................................      4.50%         03/01/41            65,226
        86,159        Pool AB4937.......................................      3.50%         04/01/42            90,511
       114,574        Pool AB5500.......................................      3.50%         07/01/42           120,363
        74,811        Pool AB9382.......................................      4.00%         05/01/43            81,036
       104,463        Pool AB9683.......................................      4.00%         06/01/43           112,540
        85,538        Pool AB9959.......................................      4.00%         07/01/43            92,467
        41,378        Pool AD0163.......................................      6.00%         11/01/34            47,339
        47,603        Pool AD0217.......................................      6.00%         08/01/37            54,531
        18,971        Pool AD0440.......................................      6.00%         10/01/39            21,780
        73,431        Pool AD8526.......................................      4.50%         08/01/40            80,563
        97,554        Pool AE9284.......................................      4.00%         11/01/40           104,364
       164,437        Pool AH1141.......................................      4.50%         12/01/40           179,632
        38,545        Pool AH1568.......................................      4.50%         12/01/40            42,227
        38,605        Pool AH8090.......................................      4.50%         06/01/41            42,197
        79,294        Pool AI1190.......................................      4.50%         04/01/41            87,338
       126,282        Pool AI1191.......................................      4.50%         04/01/41           138,368
        68,752        Pool AI1969.......................................      4.50%         05/01/41            75,442
        69,868        Pool AI7800.......................................      4.50%         07/01/41            76,957
        77,278        Pool AI8448.......................................      4.50%         08/01/41            84,675
        67,604        Pool AJ5301.......................................      4.00%         11/01/41            72,769
        33,616        Pool AJ8203.......................................      4.50%         01/01/42            37,082
       161,434        Pool AJ9333.......................................      4.00%         01/01/42           173,777
        29,317        Pool AK3103.......................................      4.00%         02/01/42            31,559
        64,251        Pool AL0802.......................................      4.50%         04/01/25            69,239
        62,982        Pool AO2976.......................................      3.50%         05/01/42            66,164
        85,993        Pool AO4133.......................................      3.50%         06/01/42            90,551
        37,420        Pool AP4795.......................................      3.50%         09/01/42            39,310
        88,917        Pool AT2887.......................................      3.50%         04/01/43            93,419
        64,335        Pool AT6306.......................................      4.00%         06/01/43            69,831
       101,250        Pool AT9657.......................................      4.00%         07/01/43           108,943
        85,277        Pool AU3751.......................................      4.00%         08/01/43            91,756
        51,253        Pool AU4386.......................................      4.00%         10/01/43            55,148
                Government National Mortgage Association
        24,113        Pool 3390.........................................      5.50%         05/20/33            27,009
        62,045        Pool 3555.........................................      5.00%         05/20/34            68,815
        29,227        Pool 3596.........................................      5.50%         08/20/34            32,612
        61,960        Pool 3786.........................................      5.50%         11/20/35            69,196
        27,998        Pool 627123.......................................      5.50%         03/15/34            31,953
        78,387        Pool 687833.......................................      6.00%         08/15/38            88,576
        79,743        Pool 706840.......................................      4.50%         05/15/40            88,199
        82,080        Pool 748939.......................................      4.00%         09/20/40            89,293
       105,633        Pool 781623.......................................      5.00%         06/15/33           117,970
        37,709        Pool 781862.......................................      5.50%         01/15/35            43,017
                                                                                                        --------------
                                                                                                             6,262,028
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES...............................       8,905,366
                (Cost $8,724,776)                                                                       --------------



                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES -- 14.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.7%
                Alternative Loan Trust
$        1,089        Series 2004-J8, Class 4A1.........................      6.00%         02/25/17    $        1,093
                Banc of America Alternative Loan Trust
        91,031        Series 2003-5, Class 2A1..........................      5.00%         07/25/18            92,237
       107,475        Series 2004-7, Class 4A1..........................      5.00%         08/25/19           110,267
                Banc of America Mortgage Trust
       158,943        Series 2004-3, Class 1A26.........................      5.50%         04/25/34           161,228
                Chase Mortgage Finance Trust
           527        Series 2005-S1, Class 1A10........................      5.50%         05/25/35               527
                CHL Mortgage Pass-Through Trust
        15,148        Series 2004-4, Class A13..........................      5.25%         05/25/34            15,281
         9,315        Series 2004-8, Class 2A1..........................      4.50%         06/25/19             9,570
         2,302        Series 2004-J2, Class A7..........................      5.50%         03/25/34             2,311
        80,554        Series 2005-6, Class 1A2..........................      5.00%         04/25/35            81,132
                Citicorp Mortgage Securities REMIC Pass-Through
                   Certificates Trust
         3,641        Series 2005-5, Class 1A6..........................      5.50%         08/25/35             3,679
         1,522        Series 2005-5, Class 1A7..........................      5.50%         08/25/35             1,527
                Citicorp Mortgage Securities, Trust
        23,840        Series 2006-3, Class 1A2..........................      6.25%         06/25/36            24,325
                Citigroup Mortgage Loan Trust
        14,863        Series 2010-8, Class 5A6 (c)......................      4.00%         11/25/36            15,014
        27,895        Series 2010-8, Class 6A6 (c)......................      4.50%         12/25/36            28,313
                Credit Suisse Mortgage Capital Certificates
        30,890        Series 2009-3R, Class 28A1 (a) (c)................      2.62%         08/27/37            30,880
       106,609        Series 2009-12R, Class 24A1 (a) (c)...............      2.73%         10/27/36           104,794
                Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
        18,934        Series 2005-3, Class 1A1 (a)......................      5.02%         06/25/20            18,927
                GMACM Mortgage Loan Trust
        14,766        Series 2003-J10, Class A1.........................      4.75%         01/25/19            14,786
                JP Morgan Resecuritization Trust
        69,087        Series 2009-7, Class 5A1 (a) (c)..................      6.00%         02/27/37            70,917
        32,594        Series 2009-8, Class A1 (a) (c)...................      4.02%         04/20/36            32,727
                Lavender Trust
       122,650        Series 2010-R15A, Class A3 (c)....................      6.00%         08/26/37           122,794
                MASTR Adjustable Rate Mortgages Trust
        16,006        Series 2007-1, Class I2A2 (a).....................      0.58%         01/25/47            16,013
                MASTR Alternative Loan Trust
         5,349        Series 2004-8, Class 7A1..........................      5.00%         09/25/19             5,476
       201,171        Series 2004-13, Class 10A2........................      5.50%         01/25/35           202,538
                MASTR Asset Securitization Trust
        24,315        Series 2003-5, Class 2A1..........................      5.00%         06/25/18            25,057
                Merrill Lynch Mortgage Investors Trust MLCC
        10,042        Series 2003-H, Class A3A (a)......................      2.04%         01/25/29             9,933
                Morgan Stanley Mortgage Loan Trust
         2,462        Series 2004-1, Class 1A5..........................      5.00%         11/25/18             2,490
                National Mortgage Securities, Inc.
        19,864        Series 1998-2, Class B4 (a) (d)...................      6.75%         06/25/28            19,709
                Prime Mortgage Trust
        62,715        Series 2004-1, Class 2A1..........................      4.50%         08/25/34            63,809


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                RBSSP Resecuritization Trust
$       37,572        Series 2010-3, Class 9A1 (c)......................      5.50%         02/26/35          $ 38,354
                Residential Accredit Loans, Inc.
       110,020        Series 2003-QS20, Class CB........................      5.00%         11/25/18           112,270
        63,324        Series 2004-QS5, Class A1.........................      4.60%         04/25/34            64,591
                WaMu Mortgage Pass-Through Certificates Trust
        58,650        Series 2003-S6, Class 2A1.........................      5.00%         07/25/18            59,360
        42,201        Series 2003-S7, Class A1..........................      4.50%         08/25/18            42,586
        40,983        Series 2004-CB2, Class 5A.........................      5.00%         07/25/19            41,769
        18,389        Series 2004-CB3, Class 3A.........................      5.50%         10/25/19            19,024
                Washington Mutual MSC Mortgage Pass-Through
                   Certificates Trust
         9,429        Series 2003-MS1, Class CB4 (a) (c)................      5.13%         02/25/18             9,074
        27,755        Series 2003-MS3, Class 2A1........................      5.25%         03/25/18            27,932
                Wells Fargo Alternative Loan Trust
        16,136        Series 2007-PA5, Class 2A1........................      6.00%         11/25/22            16,458
                Wells Fargo Mortgage Loan Trust
         9,859        Series 2012-RR1, Class A1 (a) (c).................      2.85%         08/27/37             9,711
                                                                                                        --------------
                                                                                                             1,728,483
                                                                                                        --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.7%
                Bear Stearns Commercial Mortgage Securities Trust
        12,090        Series 2006-PW12, Class A4 (a)....................      5.75%         09/11/38            12,143
         8,260        Series 2006-T22, Class A4 (a).....................      5.65%         04/12/38             8,260
                Wachovia Bank Commercial Mortgage Trust
        59,185        Series 2006-C27, Class A3 (a).....................      5.77%         07/15/45            59,163
                                                                                                        --------------
                                                                                                                79,566
                                                                                                        --------------
                TOTAL MORTGAGE-BACKED SECURITIES......................................................       1,808,049
                (Cost $1,788,379)                                                                       --------------

    SHARES                                           DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
EXCHANGE-TRADED FUNDS -- 5.0%

                CAPITAL MARKETS -- 5.0%
         2,800  iShares 20+ Year Treasury Bond ETF....................................................         356,440
         2,525  iShares 7-10 Year Treasury Bond ETF...................................................         275,503
                                                                                                        --------------

                TOTAL EXCHANGE-TRADED FUNDS...........................................................         631,943
                (Cost $625,338)                                                                         --------------

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES -- 3.4%

                AFC Trust Series
$       29,490        Series 1999-4, Class 3A (a) (c)...................      1.38%         12/26/29            29,094
                Bear Stearns Asset-Backed Securities Trust
        41,096        Series 2002-1, Class 1A5 (e)......................      6.89%         12/25/34            41,588
                BNC Mortgage Loan Trust
        53,905        Series 2007-2, Class A2 (a).......................      0.53%         05/25/37            52,501
                Conseco Financial Corp.
         6,347        Series 1993-3, Class A7...........................      6.40%         10/15/18             6,362


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                                  STATED         STATED
    VALUE                             DESCRIPTION                            COUPON        MATURITY         VALUE
--------------  --------------------------------------------------------  -------------  -------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                CWABS Revolving Home Equity Loan Trust
$       51,252        Series 2004-E, Class 2A (a).......................      0.69%         06/15/29    $       49,651
                EquiFirst Mortgage Loan Trust
         5,711        Series 2005-1, Class M1 (a).......................      1.06%         04/25/35             5,727
                Equity One Mortgae Pass-Through Trust
         5,067        Series 2004-1, Class AF4 (a)......................      4.15%         04/25/34             5,115
                First Alliance Mortgage Loan Trust
        97,620        Series 1999-1, Class A1 (e).......................      7.18%         06/20/30            98,281
                Morgan Stanley ABS Capital I, Inc. Trust
         5,067        Series 2004-SD3, Class A, (a) (c).................      0.89%         06/25/34             5,084
                New Century Home Equity Loan Trust
        10,674        Series 2001-NC1, Class M2 (a).....................      2.05%         06/20/31            10,625
         1,834        Series 2003-5, Class AI7 (a)......................      5.15%         11/25/33             1,885
                Park Place Securities, Inc. Asset-Backed Pass-Through
                   Certificates
         7,441        Series 2005-WCH1, Class M2 (a)....................      1.21%         01/25/36             7,413
                Popular ABS Mortgage Pass-Through Trust
         8,014        Series 2007-A, Class A1 (a).......................      0.52%         06/25/47             8,001
                Residential Asset Mortgage Products, Inc. Trust
         8,347        Series 2003-RZ4, Class A7 (e).....................      5.29%         06/25/33             8,552
                Structured Asset Securities Corp. Mortgage Loan Trust
        40,754        Series 2005-S3, Class M3 (e)......................      5.73%         06/25/35            41,277
                UCFC Home Equity Loan Trust
        60,342        Series 1998-D, Class MF1..........................      6.91%         04/15/30            61,652
                                                                                                        --------------
                TOTAL ASSET-BACKED SECURITIES.........................................................         432,808
                (Cost $423,304)                                                                         --------------

  NUMBER OF
  CONTRACTS                                          DESCRIPTION                                            VALUE
--------------  --------------------------------------------------------------------------------------  --------------
PUT OPTIONS PURCHSED -- 0.0%
            7   10- Year U.S. Treasury Note Futures Put
                @ $128.50 due February 2016...........................................................           1,750
                                                                                                        --------------
                TOTAL PUT OPTIONS PURCHASED...........................................................           1,750
                                                                                                        --------------
                (Cost $4,671)

                TOTAL INVESTMENTS -- 93.5%............................................................      11,779,916
                                                                                                       ---------------
                (Cost $11,566,468) (f)

CALL OPTIONS WRITTEN -- (0.0)%
            1   U.S. Treasury Long Bond Futures Call
                @ $163.00 due February 2016...........................................................            (938)
                                                                                                        --------------
                TOTAL CALL OPTIONS WRITTEN............................................................            (938)
                                                                                                        --------------
                (Premium received $1,027)

                NET OTHER ASSETS AND LIABILITIES -- 6.5%..............................................         823,122
                                                                                                        --------------
                NET ASSETS -- 100.0%..................................................................  $   12,602,100
                                                                                                        ==============


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at January 31, 2016.

(b)   Zero coupon security.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $496,756 or 3.9% of net assets.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor.

(e) Step-up security. A security where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at January 31, 2016.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $235,351 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,903.


IO     - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
PO     - Principal-Only Security
STRIPS - Separate Trading of Registered Interest and Principal of Securities.


-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                   ASSETS TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
U.S. Government Agency Mortgage-Backed Securities...  $   8,905,366   $          --   $   8,905,366   $          --
Mortgage-Backed Securities..........................      1,808,049              --       1,808,049              --
Exchange-Traded Funds*..............................        631,943         631,943              --              --
Asset-Backed Securities.............................        432,808              --         432,808              --
Put Options Purchased...............................          1,750           1,750              --              --
                                                      -------------   -------------   -------------   -------------
Total Investments...................................  $  11,779,916   $     633,693   $  11,146,223   $          --
                                                      =============   =============   =============   =============


                     See Notes to Portfolio of Investments

FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)

JANUARY 31, 2016 (UNAUDITED)

                                                 LIABILITIES TABLE
                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                        VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                        1/31/2016        PRICES          INPUTS          INPUTS
                                                      -------------   -------------   -------------   -------------
Call Options Written................................  $        (938)  $        (938)  $          --   $          --
Futures Contracts...................................        (63,640)        (63,640)             --              --
                                                      -------------   -------------   -------------   -------------
Total...............................................  $     (64,578)  $     (64,578)  $          --   $          --
                                                      =============   =============   =============   =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

OPEN FUTURES CONTRACTS AT JANUARY 31, 2016 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                    UNREALIZED
                                                    NUMBER OF        EXPIRATION       NOTIONAL     APPRECIATION/
            SHORT FUTURES CONTRACTS                 CONTRACTS           MONTH           VALUE     (DEPRECIATION)
-----------------------------------------------  ----------------  ---------------  -------------  -------------
U.S. 5-Year Treasury Notes                              17           Mar-2016       $   2,022,374  $    (29,047)
U.S. 10-Year Treasury Notes                             11           Mar-2016           1,390,767       (34,593)
                                                                                    -------------  ------------
                                                                                    $   3,413,141  $    (63,640)
                                                                                    =============  ============


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Low Duration Mortgage Opportunities ETF (the "Fund"), which trades under the ticker "LMBS" on The Nasdaq(R) Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid) by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2016 (UNAUDITED)

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of a security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2016 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

The Fund purchases or sells (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. OPTIONS CONTRACTS

In the normal course of pursuing its investment objective, the Fund may invest up to 20% of its net assets in derivative instruments in connection with hedging strategies. The Fund may invest in exchange-listed options on U.S. Treasury securities, exchange-listed options on U.S. Treasury futures contracts and exchange-listed U.S. Treasury futures contracts. The Fund uses derivative instruments primarily to hedge interest rate risk, actively manage interest rate exposure, hedge foreign currency risk and actively manage foreign currency exposure. The primary risk exposure is interest rate risk.

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2016 (UNAUDITED)

The Fund may purchase (buy) or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option's expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.

The Fund uses options on futures contracts in connection with hedging strategies. Generally, these strategies are applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on futures contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a futures contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the futures contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a futures contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

The Fund is required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. The Fund will pledge in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be pledged in the segregated account whenever the total value of the pledged assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on future contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on futures contracts depends on the Advisor's ability to correctly predict the movement in prices on futures contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the futures contract subject to option.

E. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

F. PRINCIPAL-ONLY SECURITIES

A principal-only security ("PO Security") is the principal-only portion of a mortgage-backed security that does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO Security will rise. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO Security will fall. These securities, if any, are identified on the Portfolio of Investments.

           FIRST TRUST LOW DURATION MORTGAGE OPPORTUNITIES ETF (LMBS)
                          JANUARY 31, 2016 (UNAUDITED)

G. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.

When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an IO Security and all of the principal is distributed to holders of another type of security known as a PO security. These securities, if any, are identified on the Portfolio of Investments.

                           3. DERIVATIVE TRANSACTIONS

Written options activity for the Fund for the fiscal year-to-date period (November 1, 2015 through January 31, 2016) was as follows:

                                                    NUMBER OF
WRITTEN OPTIONS                                     CONTRACTS         PREMIUMS
------------------------------------------------- --------------   -------------
Options outstanding at beginning of period              --            $     --
Options Written                                          1               1,027
Options Expired                                         --                  --
Options Exercised                                       --                  --
Options Closed                                          --                  --
                                                      -------         --------
Options outstanding at January 31, 2016                  1            $  1,027
                                                      =======         ========

The purchased options outstanding as of January 31, 2016 are reflective of the purchased options outstanding during the fiscal year-to-date period (November 1, 2015 through January 31, 2016).

For the fiscal year-to-date period (November 1, 2015 through January 31, 2016), the notional value of futures contracts opened and closed were $9,052,583 and $5,639,442, respectively.

                              4. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date of the Portfolio of Investments and has determined that there was the following subsequent event:

Effective February 29, 2016, First Trust Low Duration Mortgage Opportunities ETF (Nasdaq: LMBS) changed its name to First Trust Low Duration Opportunities ETF. The Fund's ticker symbol did not change.

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE CORPORATE BONDS - 66.6%

                AUTOMOBILES - 2.7%
$        8,000  Tesla Motors, Inc. ..................................      1.50%         06/01/18    $       12,625
       130,000  Tesla Motors, Inc. ..................................      0.25%         03/01/19           112,125
                                                                                                     --------------
                                                                                                            124,750
                                                                                                     --------------

                BIOTECHNOLOGY - 1.7%
        19,000  BioMarin Pharmaceutical, Inc. .......................      1.50%         10/15/20            21,054
         4,000  Gilead Sciences, Inc., Series D .....................      1.63%         05/01/16            14,748
        14,000  Incyte Corp. ........................................      0.38%         11/15/18            21,166
        22,000  Ionis Pharmaceuticals, Inc. .........................      1.00%         11/15/21            19,635
                                                                                                     --------------
                                                                                                             76,603
                                                                                                     --------------

                CAPITAL MARKETS - 1.1%
        47,000  BGC Partners, Inc. ..................................      4.50%         07/15/16            49,291
                                                                                                     --------------

                COMMUNICATIONS EQUIPMENT - 2.4%
        26,000  Brocade Communications Systems, Inc. ................      1.38%         01/01/20            24,245
        18,000  Ciena Corp. (a)......................................      3.75%         10/15/18            20,576
        46,000  InterDigital, Inc./PA ...............................      2.50%         03/15/16            46,144
        15,000  Palo Alto Networks, Inc. ............................       (b)          07/01/19            21,853
                                                                                                     --------------
                                                                                                            112,818
                                                                                                     --------------

                CONSTRUCTION & ENGINEERING - 1.0%
        49,000  Dycom Industries, Inc. (a)...........................      0.75%         09/15/21            48,234
                                                                                                     --------------

                HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
        99,000  Hologic, Inc. .......................................       (b)          12/15/43           120,842
        48,000  Integra LifeSciences Holdings Corp. .................      1.63%         12/15/16            57,720
        21,000  NuVasive, Inc. ......................................      2.75%         07/01/17            25,712
        10,000  Teleflex, Inc. ......................................      3.88%         08/01/17            22,094
                                                                                                     --------------
                                                                                                            226,368
                                                                                                     --------------

                HEALTH CARE PROVIDERS & SERVICES - 1.2%
         9,000  Anthem, Inc. ........................................      2.75%         10/15/42            16,144
        35,000  Molina Healthcare, Inc. .............................      1.63%         08/15/44            40,228
                                                                                                     --------------
                                                                                                             56,372
                                                                                                     --------------

                HEALTH CARE TECHNOLOGY - 0.7%
        32,000  Allscripts Healthcare Solutions, Inc. ...............      1.25%         07/01/20            33,140
                                                                                                     --------------

                HOUSEHOLD DURABLES - 1.1%
        20,000  Jarden Corp. ........................................      1.88%         09/15/18            33,900
        10,000  Lennar Corp. (a).....................................      3.25%         11/15/21            18,081
                                                                                                     --------------
                                                                                                             51,981
                                                                                                     --------------

                INSURANCE - 1.8%
        15,000  AmTrust Financial Services, Inc. ....................      2.75%         12/15/44            13,181
        58,000  Old Republic International Corp. ....................      3.75%         03/15/18            71,667
                                                                                                     --------------
                                                                                                             84,848
                                                                                                     --------------

                INTERNET & CATALOG RETAIL - 3.5%
        38,000  Ctrip.com International Ltd. (a).....................      1.00%         07/01/20            40,446
        12,000  Priceline Group, Inc./The ...........................      1.00%         03/15/18            15,255


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                INTERNET & CATALOG RETAIL (CONTINUED)
$       98,000  Priceline Group, Inc./The ...........................      0.35%         06/15/20    $      108,596
                                                                                                     --------------
                                                                                                            164,297
                                                                                                     --------------

                INTERNET SOFTWARE & SERVICES - 5.7%
        18,000  Akamai Technologies, Inc. ...........................       (b)          02/15/19            16,864
        41,000  j2 Global, Inc. .....................................      3.25%         06/15/29            49,815
        64,000  LinkedIn Corp. ......................................      0.50%         11/01/19            65,160
        31,000  VeriSign, Inc. (c)...................................      4.30%         08/15/37            68,878
        35,000  WebMD Health Corp. ..................................      1.50%         12/01/20            40,622
        25,000  Yahoo!, Inc. ........................................       (b)          12/01/18            24,234
                                                                                                     --------------
                                                                                                            265,573
                                                                                                     --------------

                IT SERVICES - 1.5%
        55,000  Euronet Worldwide, Inc. .............................      1.50%         10/01/44            68,441
                                                                                                      -------------

                LIFE SCIENCES TOOLS & SERVICES - 1.4%
        63,000  Illumina, Inc. ......................................       (b)          06/15/19            65,126
                                                                                                      -------------

                MEDIA - 2.1%
        34,000  Liberty Interactive LLC .............................      0.75%         03/30/43            51,552
        50,000  Liberty Media Corp. .................................      1.38%         10/15/23            47,438
                                                                                                     --------------
                                                                                                             98,990
                                                                                                     --------------

                METALS & MINING - 0.6%
        30,000  RTI International Metals, Inc. ......................      1.63%         10/15/19            28,163
                                                                                                      -------------

                MULTI-UTILITIES - 0.5%
           375  CenterPoint Energy, Inc. ............................      4.18%         09/15/29            22,336
                                                                                                     --------------

                PERSONAL PRODUCTS - 1.0%
        57,000  Herbalife Ltd. ......................................      2.00%         08/15/19            45,636
                                                                                                      -------------

                PHARMACEUTICALS - 3.2%
        26,000  Impax Laboratories, Inc. (a).........................      2.00%         06/15/22            24,261
        50,000  Jazz Investments I Ltd. .............................      1.88%         08/15/21            51,094
        40,000  Medicines Co./The ...................................      1.38%         06/01/17            53,750
        14,000  Teva Pharmaceutical Finance Co., LLC, Series C ......      0.25%         02/01/26            20,641
                                                                                                     --------------
                                                                                                            149,746
                                                                                                     --------------

                REAL ESTATE INVESTMENT TRUSTS - 2.7%
        25,000  Empire State Realty OP LP (a)........................      2.63%         08/15/19            25,156
        55,000  Extra Space Storage LP (a)...........................      3.13%         10/01/35            61,600
        39,000  Starwood Property Trust, Inc. .......................      4.55%         03/01/18            39,439
                                                                                                     --------------
                                                                                                            126,195
                                                                                                     --------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.8%
        47,000  Integrated Device Technology, Inc. (a)...............      0.88%         11/15/22            47,294
        23,000  Intel Corp. .........................................      2.95%         12/15/35            28,233
        61,000  Intel Corp. .........................................      3.25%         08/01/39            93,292
        30,000  Lam Research Corp. ..................................      0.50%         05/15/16            34,575
        28,000  Lam Research Corp. ..................................      1.25%         05/15/18            37,713
        70,000  Microchip Technology, Inc. (a).......................      1.63%         02/15/25            67,638


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

  PRINCIPAL                                                               STATED         STATED
    VALUE                            DESCRIPTION                          COUPON        MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
$        8,000  Microchip Technology, Inc. ..........................      2.13%         12/15/37    $       14,720
        22,000  Micron Technology, Inc., Series E ...................      1.63%         02/15/33            26,441
        55,000  NVIDIA Corp. ........................................      1.00%         12/01/18            82,912
        24,000  NXP Semiconductors NV ...............................      1.00%         12/01/19            25,410
        42,000  ON Semiconductor Corp., Series B ....................      2.63%         12/15/26            45,071
        21,000  SunPower Corp. (a)...................................      4.00%         01/15/23            22,614
        15,000  Xilinx, Inc. ........................................      2.63%         06/15/17            26,044
                                                                                                     --------------
                                                                                                            551,957
                                                                                                     --------------

                SOFTWARE - 9.0%
        23,000  Bottomline Technologies de Inc. .....................      1.50%         12/01/17            25,401
        25,000  BroadSoft, Inc. .....................................      1.50%         07/01/18            26,531
        79,000  Citrix Systems, Inc. ................................      0.50%         04/15/19            83,641
        11,000  Electronic Arts, Inc. ...............................      0.75%         07/15/16            22,282
        50,000  Nuance Communications, Inc. (a)......................      1.00%         12/15/35            45,281
        24,000  Proofpoint, Inc. (a).................................      0.75%         06/15/20            22,575
        42,000  Red Hat, Inc. .......................................      0.25%         10/01/19            50,006
        70,000  salesforce.com, Inc. ................................      0.25%         04/01/18            83,125
        34,000  ServiceNow, Inc. ....................................       (b)          11/01/18            36,784
        15,000  Take-Two Interactive Software, Inc. .................      1.00%         07/01/18            24,966
                                                                                                     --------------
                                                                                                            420,592
                                                                                                     --------------

                SPECIALTY RETAIL - 0.4%
        24,000  Restoration Hardware Holdings, Inc. (a)..............       (b)          06/15/19            20,580
                                                                                                      -------------

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.2%
        61,000  Electronics For Imaging, Inc. .......................      0.75%         09/01/19            61,534
        16,000  SanDisk Corp. .......................................      1.50%         08/15/17            24,140
        61,000  SanDisk Corp. .......................................      0.50%         10/15/20            62,982
                                                                                                     --------------
                                                                                                            148,656
                                                                                                     --------------

                TOBACCO - 0.7%
        30,000  Vector Group Ltd. ...................................      1.75%         04/15/20            33,563
                                                                                                      -------------

                TRANSPORTATION INFRASTRUCTURE - 0.7%
        29,000  Macquarie Infrastructure Corp. ......................      2.88%         07/15/19            31,737
                                                                                                     --------------
                TOTAL CONVERTIBLE CORPORATE BONDS................................................         3,105,993
                (Cost $3,280,545)                                                                    --------------
                                                                          STATED         STATED
   SHARES                            DESCRIPTION                           RATE         MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE PREFERRED SECURITIES - 25.3%

                AUTOMOBILES - 0.9%
           660  Fiat Chrysler Automobiles NV ........................      7.88%         12/15/16            42,446
                                                                                                     --------------

                BANKS - 6.1%
           105  Bank of America Corp., Series L .....................      7.25%           (d)              115,193
            15  Huntington Bancshares, Inc./OH, Series A ............      8.50%           (d)               20,700


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                                                          STATED         STATED
   SHARES                            DESCRIPTION                           RATE         MATURITY         VALUE
--------------  -----------------------------------------------------  -------------  -------------  --------------
CONVERTIBLE PREFERRED SECURITIES (CONTINUED)

                BANKS (CONTINUED)
           126  Wells Fargo & Co., Series L .........................      7.50%           (d)       $      147,672
                                                                                                     --------------
                                                                                                            283,565
                                                                                                     --------------

                COMMERCIAL SERVICES & SUPPLIES - 0.5%
           250  Stericycle, Inc. ....................................      5.25%         09/15/18            22,733
                                                                                                     --------------

                DIVERSIFIED FINANCIAL SERVICES - 0.2%
           225  AMG Capital Trust II ................................      5.15%         10/15/37            11,138
                                                                                                     --------------

                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
           350  Frontier Communications Corp., Series A .............     11.13%         06/29/18            31,283
                                                                                                     --------------

                ELECTRIC UTILITIES - 1.2%
           975  NextEra Energy, Inc. ................................      5.80%         09/01/16            55,477
                                                                                                     --------------

                FOOD PRODUCTS - 2.7%
           230  Post Holdings, Inc. .................................      5.25%         06/01/17            25,127
         1,700  Tyson Foods, Inc. ...................................      4.75%         07/15/17           102,068
                                                                                                     --------------
                                                                                                            127,195
                                                                                                     --------------

                HEALTH CARE PROVIDERS & SERVICES - 0.7%
           795  Anthem, Inc. ........................................      5.25%         05/01/18            35,052
                                                                                                     --------------

                MACHINERY - 0.5%
           210  Stanley Black & Decker, Inc. ........................      6.25%         11/17/16            22,277
                                                                                                     --------------

                MULTI-UTILITIES - 1.6%
           440  Black Hills Corp. ...................................      7.75%         11/01/18            25,155
           925  Dominion Resources, Inc./VA, Series A ...............      6.13%         04/01/16            51,763
                                                                                                     --------------
                                                                                                             76,918
                                                                                                     --------------

                OIL, GAS & CONSUMABLE FUELS - 0.7%
           410  Kinder Morgan, Inc./DE, Series A ....................      9.75%         10/26/18            17,691
           650  Southwestern Energy Co., Series B ...................      6.25%         01/15/18            13,260
                                                                                                     --------------
                                                                                                             30,951
                                                                                                     --------------

                PHARMACEUTICALS - 5.7%
           180  Allergan PLC, Series A ..............................      5.50%         03/01/18           170,692
            97  Teva Pharmaceutical Industries Ltd. .................      7.00%         12/15/18            94,754
                                                                                                     --------------
                                                                                                            265,446
                                                                                                     --------------

                REAL ESTATE INVESTMENT TRUSTS - 2.7%
           555  American Tower Corp., Series A ......................      5.25%         05/15/17            55,034
           455  Crown Castle International Corp., Series A...........      4.50%         11/01/16            48,225
           380  Welltower, Inc., Series I ...........................      6.50%           (d)               21,569
                                                                                                     --------------
                                                                                                            124,828
                                                                                                     --------------

                WIRELESS TELECOMMUNICATION SERVICES - 1.1%
           760  T-Mobile US, Inc. ...................................      5.50%         12/15/17            52,455
                                                                                                     --------------
                TOTAL CONVERTIBLE PREFERRED SECURITIES.............................................       1,181,764
                (Cost $1,252,988)                                                                    --------------
                TOTAL INVESTMENTS - 91.9% .........................................................       4,287,757
                (Cost $4,533,533) (e)


                     See Notes to Portfolio of Investments

FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                                    DESCRIPTION                                           VALUE
                -----------------------------------------------------------------------------------  --------------

                NET OTHER ASSETS AND LIABILITIES - 8.1%............................................  $      379,485
                                                                                                     --------------
                NET ASSETS - 100.0%................................................................  $    4,667,242
                                                                                                     ==============

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by SSI Investment Management Inc., the sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2016, securities noted as such amounted to $464,336 or 9.9% of net assets.

(b)   Zero coupon security.

(c) Multi-Step Coupon Bond - Coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The interest rate shown reflects the rate in effect at January 31, 2016.

(d)   Perpetual maturity.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,677 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $285,453.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                    1/31/2016         PRICES          INPUTS           INPUTS
-------------------------------------------  --------------   ------------   --------------   --------------
Convertible Corporate Bonds*...............  $    3,105,993   $         --   $    3,105,993   $           --
                                             --------------   ------------   --------------   --------------
Convertible Preferred Securities:
   Automobiles.............................          42,446             --           42,446               --
   Diversified Financial Services..........          11,138             --           11,138               --
   Food Products...........................         127,195        102,068           25,127               --
   Pharmaceuticals.........................         265,446        170,692           94,754               --
   Other industry categories*..............         735,539        735,539               --               --
                                             --------------   ------------   --------------   --------------
Total Convertible Preferred Securities.....       1,181,764      1,008,299          173,465               --
                                             --------------   ------------   --------------   --------------
Total Investments..........................  $    4,287,757   $  1,008,299   $    3,279,458   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust SSI Strategic Convertible Securities ETF (the "Fund"), which trades under the ticker "FCVT" on The Nasdaq(R) Stock Market LLC ("Nasdaq").

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Convertible preferred stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Convertible corporate bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2016 (UNAUDITED)

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

       1)   the type of security;

       2)   the size of the holding;

       3)   the initial cost of the security;

       4)   transactions in comparable securities;

       5)   price quotes from dealers and/or pricing services;

       6)   relationships among various securities;

       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

       8)   an analysis of the issuer's financial statements; and

       9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

          FIRST TRUST SSI STRATEGIC CONVERTIBLE SECURITIES ETF (FCVT)
                          JANUARY 31, 2016 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS (a) - 78.3%

                AUSTRALIA - 11.9%
        11,506  Dexus Property Group (b)...........................................................  $       60,686
        14,470  Goodman Group (b)..................................................................          63,360
        14,624  Westfield Corp. (b)................................................................         104,103
                                                                                                     --------------
                                                                                                            228,149
                                                                                                     --------------

                FRANCE - 9.5%
           498  Fonciere Des Regions (b)...........................................................          42,313
           446  Gecina S.A. (b)....................................................................          57,332
           332  Unibail-Rodamco SE (b).............................................................          83,685
                                                                                                     --------------
                                                                                                            183,330
                                                                                                     --------------

                GERMANY - 2.8%
         4,236  alstria office REIT-AG (b).........................................................          52,893
                                                                                                     --------------

                JAPAN - 8.5%
            12  Global One Real Estate Investment (b)..............................................          42,371
            42  GLP J-Reit (b).....................................................................          40,901
            26  Hulic Reit, Inc. (b)...............................................................          37,838
            34  Mori Hills REIT Investment Corp. (b)...............................................          43,071
                                                                                                     --------------
                                                                                                            164,181
                                                                                                     --------------

                SINGAPORE - 2.3%
        74,200  Mapletree Greater China Commercial Trust (b).......................................          43,906
                                                                                                     --------------

                SPAIN - 3.1%
         5,094  Merlin Properties Socimi S.A. (b)..................................................          59,157
                                                                                                     --------------

                UNITED KINGDOM - 8.1%
         3,422  British Land (The) Co., PLC (b)....................................................          36,250
         1,752  Derwent London PLC (b).............................................................          81,259
         4,634  Hammerson PLC (b)..................................................................          38,713
                                                                                                     --------------
                                                                                                            156,222
                                                                                                     --------------

                UNITED STATES - 32.1%
           652  AvalonBay Communities, Inc. .......................................................         111,811
         2,344  Chesapeake Lodging Trust ..........................................................          58,881
           548  Federal Realty Investment Trust ...................................................          82,655
         3,066  General Growth Properties, Inc. ...................................................          85,971
         4,144  New York REIT, Inc. ...............................................................          42,600
         3,382  Paramount Group, Inc. .............................................................          55,465
         5,644  Rexford Industrial Realty, Inc. ...................................................          91,941
           996  Vornado Realty Trust ..............................................................          88,106
                                                                                                     --------------
                                                                                                            617,430
                                                                                                     --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS ...............................................       1,505,268
                (Cost $1,547,915)                                                                    --------------

COMMON STOCKS (a) - 21.2%

                CANADA - 1.7%
         2,436  First Capital Realty, Inc. ........................................................          32,552
                                                                                                     --------------


                     See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

    SHARES                                          DESCRIPTION                                          VALUE
--------------  -----------------------------------------------------------------------------------  --------------
COMMON STOCKS (a) (CONTINUED)

                GERMANY - 2.5%
         1,130  Deutsche EuroShop AG (b)...........................................................  $       48,329
                                                                                                     --------------

                HONG KONG - 8.1%
        26,422  Hang Lung Properties Ltd. (b)......................................................          48,944
         4,770  Sun Hung Kai Properties Ltd. (b)...................................................          51,597
        21,046  Swire Properties Ltd. (b)..........................................................          54,625
                                                                                                     --------------
                                                                                                            155,166
                                                                                                     --------------

                JAPAN - 5.4%
         2,000  Mitsui Fudosan Co., Ltd. (b).......................................................          47,082
         2,000  Sumitomo Realty & Development Co., Ltd. (b)........................................          56,064
                                                                                                     --------------
                                                                                                            103,146
                                                                                                     --------------

                SPAIN - 1.0%
        29,668  Inmobiliaria Colonial S.A. (b) (c).................................................          19,874
                                                                                                     --------------

                SWEDEN - 2.5%
         3,128  Fabege AB (b)......................................................................          48,495
                                                                                                     --------------
                TOTAL COMMON STOCKS ...............................................................         407,562
                (Cost $453,339)                                                                      --------------

                TOTAL INVESTMENTS - 99.5% .........................................................       1,912,830
                (Cost $2,001,254) (d)

                NET OTHER ASSETS AND LIABILITIES - 0.5% ...........................................           9,849
                                                                                                     --------------
                NET ASSETS - 100.0% ...............................................................  $    1,922,679
                                                                                                     ==============

-----------------------------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2016, securities noted as such are valued at $1,262,848 or 65.7% of net assets. Certain of these securities are fair valued using a factor provided by an independent pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,006 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $118,430.


                     See Notes to Portfolio of Investments

FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to portfolio of Investments):

                                                                                LEVEL 2          LEVEL 3
                                                 TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                    1/31/2016         PRICES          INPUTS           INPUTS
-------------------------------------------  --------------   ------------   --------------   --------------
Real Estate Investment Trusts:
   United States...........................  $      617,430   $    617,430   $           --   $           --
   Other Country Categories*...............         887,838             --          887,838               --
                                             --------------   ------------   --------------   --------------
      Total Real Estate Investment Trusts..       1,505,268        617,430          887,838               --
Common Stocks:
   Canada..................................          32,552         32,552               --               --
   Other Country Categories*...............         375,010             --          375,010               --
                                             --------------   ------------   --------------   --------------
      Total Common Stocks..................         407,562         32,552          375,010               --

Total Investments..........................  $    1,912,830   $    649,982   $    1,262,848   $           --
                                             ==============   ============   ==============   ==============

* See Portfolio of Investments for country breakout.

   All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

                                                % OF TOTAL
SUB-INDUSTRY                                    INVESTMENTS
-----------------------------------------------------------
Office REITs                                        24.4%
Retail REITs                                        20.6
Diversified REITs                                   14.5
Real Estate Operating Companies                     10.7
Diversified Real Estate Activities                  10.6
Industrial REITs                                    10.3
Residential REITs                                    5.8
Hotel & Resort REITs                                 3.1
                                                   -----
TOTAL                                              100.0
                                                   =====


                     See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                          JANUARY 31, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund IV (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 15, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eight funds that are offering shares. This report covers the First Trust Heitman Global Prime Real Estate ETF (the "Fund"), which trades under the ticker "PRME" on the NYSE Arca, Inc.

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. (the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

            FIRST TRUST HEITMAN GLOBAL PRIME REAL ESTATE ETF (PRME)
                          JANUARY 31, 2016 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2016, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividend received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund IV
                -----------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 22, 2016
     -----------------

* Print the name and title of each signing officer under his or her signature.